As filed with the Securities and Exchange Commission on October 16, 2009.

                                                     Registration No. 333-148426
                                                              File No. 811-08260

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 [x]

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 11

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
                      Amendment No. 39              [x]

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          CUNA MUTUAL INSURANCE SOCIETY
                               (Name of Depositor)
                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090

                             Kerry A. Jung, Esquire
                          CUNA Mutual Insurance Society
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

| | immediately upon filing pursuant to paragraph (a) of Rule 485. |X| on October 19, 2009 pursuant to paragraph (b) of Rule 485.
| | 60 days after filing pursuant to paragraph (a)(i) of Rule 485. | | on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

Except as amended in this filing, the prospectus and statement of additional information filed in Post-Effective No. 7, as amended on July 1, 2009, are incorporated by reference in this filing.

                          CUNA MUTUAL INSURANCE SOCIETY
                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT

                                   SUPPLEMENT


                             Dated October 19, 2009


                                       TO

                          MEMBERS(R) VARIABLE ANNUITY III

          Prospectus dated May 1, 2009, as supplemented on July 1, 2009

PRIOR RIDER VERSIONS


If a current Guaranteed Lifetime Withdrawal Benefit or Guaranteed Minimum Accumulation Benefit rider you choose is not approved in your state or your application for a rider is dated prior to October 19, 2009, a prior approved version of the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit or Guaranteed Minimum Accumulation Benefit rider, as applicable, with different charges may be issued. Information about prior versions of the rider may be found in the appendices to the Prospectus.

The Guaranteed Lifetime Withdrawal Benefit riders are described in Appendix E (for riders issued after April 30, 2009 but before October 19, 2009) and Appendix F (for riders issued after November 23, 2008 but before May 1, 2009). The Guaranteed Minimum Withdrawal Benefit riders are described in Appendix G (for riders issued after October 28, 2007 but before November 24, 2008) and Appendix H (for riders issued after October 29, 2006 but before October 29,
2007).

The Guaranteed Minimum Accumulation Benefit riders are described in Appendix J (for riders issued after April 30, 2009 but before October 19, 2009; Appendix K (for riders issued after November 23, 2008 and before May 1, 2009) and Appendix L (for riders issued after October 29, 2006 and before November 24, 2008).

CURRENT CHARGES
We currently charge 1.05% for the Guaranteed Lifetime Withdrawal Benefit and Guaranteed Accumulation Benefit riders issued on and after October 19, 2009, including Guaranteed Lifetime Withdrawal Benefit riders issued as conversions from the Guaranteed Minimum Accumulation Benefit.

WRITTEN REQUEST
The description of a Written Request is deleted and replaced with the following:

    A request in writing and in a form satisfactory to us signed by the Owner and received at our Mailing Address. A Written Request may also include a telephone or fax request for specific transactions that are made as allowed under the terms of an executed telephone or fax authorization, with original signature, on file at our Mailing Address. We may also accept a surrender request properly submitted by fax or e-mail by your registered representative in connection with the purchase of another contract issued by us.


EXTRA CREDIT PLAN
Example 3 under DESCRIPTION OF THE CONTRACT, Extra Credit Plan is deleted and replaced with the following:

    Example 3: The Owner submits a $200,000 purchase payment at Contract issue; the Owner makes an additional $200,000 purchase payment on the first Contract Anniversary; the Owner takes a $75,000 withdrawal, and then the Owner submits a $500,000 purchase payment.

         o  At issue, the purchase payments we apply are $200,000 * 4% = $8,000.
         o  At the time of the $200,000 additional purchase payment:
              o  Cumulative purchase payments equal $200,000 + $200,000 =
                 $400,000.
              o  Purchase Payment Credits due are $400,000 * 5% = $20,000.
              o Total applied with the first additional purchase payment is $20,000 - $8,000 = $12,000.
         o  With the $75,000 withdrawal:
              o  Cumulative purchase payments equal $400,000 - $75,000 =
                 $325,000.
              o  We will not "recapture" Purchase Payment Credits.
         o  With the $500,000 additional purchase payment:
              o  Cumulative purchase payments equal $325,000 + $500,000 =
                 $825,000.
              o  Purchase Payment Credits due are $825,000 * 6% = $49,500.
              o  The Purchase Payment Credits we previously applied = $20,000.
              o The Purchase Payment Credits we credit are $49,500 - $20,000 = $29,500.


10001119-1009

DEATH BENEFIT BEFORE THE PAYOUT DATE
The second paragraph under DESCRIPTION OF THE CONTRACT, Death Benefit Before the Payout Date, Death of an Owner is deleted and replaced with the following:

    The following options are available to a sole surviving Owner or a new
    Owner:

         (1) If the Owner is the spouse of the deceased Owner and the sole, primary Beneficiary, he or she may continue the Contract as the new Owner.
         (2) If the Owner is not the spouse of the deceased Owner and the sole, primary Beneficiary, he or she may elect, within 60 days of the date we receive Due Proof of Death:

              (a) to continue the Contract as the new Owner for up to an additional five years after which, if the Contract has not earlier been surrendered, the Contract will terminate and we will pay the Surrender Value in a single sum; or
              (b) to apply the Surrender Value within one year of the deceased Owner's death to one of the Income Payout Options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

    If there is a non-natural Owner, the death or change of an Annuitant will be treated as the death of an Owner for these purposes.

INCOME PROTECTOR, INCOME NOW
OPTIONAL BENEFIT RIDERS, Income Protector, Features of the Income Now Option, Amount of your GALWA is deleted and replaced with the following:

    Amount of your GALWA. The GALWA is determined by multiplying the Lifetime Benefit Basis by an annual lifetime benefit percentage of at least 2% (the minimum percentage may be greater in your state). The current annual lifetime benefit percentages are shown below. The annual lifetime benefit percentages that apply to your Contract are shown on your Rider Data Page.

-------------------------------------------------------------------------------------------------------------------------------
                                                    Attained Age of Annuitant
-------------------------------------------------------------------------------------------------------------------------------
Age              55    56    57    58    59   60     61    62    63    64    65    66    67    68    69    70    71    72    73
-------------------------------------------------------------------------------------------------------------------------------
Percentage      4.1   4.2   4.3   4.4   4.5  4.6    4.7   4.8   4.9   5.0   5.1   5.2   5.3   5.4   5.5   5.6   5.7   5.8   5.9
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Age              74    75    76    77    78   79     80    81    82    83    84    85
-------------------------------------------------------------------------------------------------------------------------------
Percentage      6.0   6.1   6.2   6.3   6.4  6.5    6.6   6.7   6.8   6.9   7.0   7.1
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                       Joint Annuitants - Attained Age of Younger Annuitant(1)
-------------------------------------------------------------------------------------------------------------------------------
Age              55    56    57    58    59   60     61    62    63    64    65    66    67    68    69    70    71    72    73
-------------------------------------------------------------------------------------------------------------------------------
Percentage      3.6   3.7   3.8   3.9   4.0  4.1    4.2   4.3   4.4   4.5   4.6   4.7   4.8   4.9   5.0   5.1   5.2   5.3   5.4
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Age              74    75    76    77    78   79     80    81    82    83    84    85
-------------------------------------------------------------------------------------------------------------------------------
Percentage      5.5   5.6   5.7   5.8   5.9  6.0    6.1   6.2   6.3   6.4   6.5   6.6
-------------------------------------------------------------------------------------------------------------------------------

    (1) If only one Annuitant is living at the time of your first withdrawal, the single annuitant rates will apply.

    The annual lifetime benefit percentage is based on the annual lifetime benefit percentages in effect at the time the rider is issued (which are shown on your Rider Data Page) and the Annuitant's current age at the time the first lifetime withdrawal occurs following the rider issue date. If a step up occurs after the first withdrawal, the percentage will be based on the Annuitant's current age at the time of the step up. This will result in an increase to the annual withdrawal benefit percentage. Current age means the Annuitant's age (youngest Annuitant if joint Annuitants) as of his or her last birthday prior to the withdrawal or step up, as applicable.

The first paragraph under OPTIONAL BENEFIT RIDERS, Income Protector, Features of the Income Now Option, Simple Interest Benefit is deleted and replaced with the following:

    Simple Interest Benefit. This benefit guarantees an increase in your Lifetime Benefit Basis (and therefore your lifetime withdrawals under this rider) each rider year the benefit is in effect. The benefit, however, does not increase your Contract Value. Under the Income Now option, the increase will equal simple interest of at least 1% of the Lifetime Benefit Basis at the end of the first rider year (before any step-up increases) the Simple Interest Benefit is in effect. The current simple interest rate is 3%. The simple interest rate that applies to your Contract is shown on your Rider Data Page.

INCOME PROTECTOR, INCOME LATER
OPTIONAL BENEFIT RIDERS, Income Protector, Features of the Income Later Option, Amount of your GALWA is deleted and replaced with the following:

    Amount of your GALWA. The GALWA is determined by multiplying the Lifetime Benefit Basis by an annual lifetime benefit percentage of at least 2% (the minimum may be greater in your state). The current annual lifetime benefit percentages are shown below. The annual lifetime benefit percentages that apply to your Contract is shown on your Rider Data Page.

           ----------------------------------------------------------
                          Attained Age of Annuitant
           ----------------------------------------------------------
             Age          55-60  61-64  65-69  70-74    75-79   80+
           ----------------------------------------------------------
             Percentage    3.75   4.25   4.50    5       5.25   5.50
           ----------------------------------------------------------

           ----------------------------------------------------------
             Joint Annuitants - Attained Age of Younger Annuitant(1)
           ----------------------------------------------------------
             Age          55-60  61-64  65-69  70-74    75-79   80+
           ----------------------------------------------------------
             Percentage    3.25   3.75    4     4.50     4.75    5
           ----------------------------------------------------------

    (1) If only one Annuitant is living at the time of your first withdrawal, the single annuitant rates will apply.

    The annual lifetime benefit percentage is based on the annual lifetime benefit percentage in effect at the time the rider is issued (as shown on your Rider Data Page) and the Annuitant's current age at the time the first lifetime withdrawal occurs following the rider issue date. Current age means the Annuitant's age (youngest Annuitant if joint Annuitants) as of his or her last birthday prior to the withdrawal or step up, as applicable.

The first paragraph under OPTIONAL BENEFIT RIDERS, Income Protector, Features of the Income Later Option, Simple Interest Benefit is deleted and replaced with the following:

    Simple Interest Benefit. This benefit guarantees an increase in your Lifetime Benefit Basis (and therefore your lifetime withdrawals under this rider) each rider year the benefit is in effect. The benefit, however, does not increase your Contract Value. Under the Income Later option, the increase will equal simple interest of at least 5% of the Lifetime Benefit Basis at the end of the first rider year (before any step-up increase) the Simple Interest Benefit is in effect. The current simple interest benefit rate is 7%. The simple interest rate that applies to your Contract is shown on your Rider Data Page.

APPENDICES


The fourth bullet point under Example 2 in Appendix B is deleted and replaced with the following:

    o For the Earnings Enhanced Death Benefit, the contract has $3,000 of earnings ($103,000 - $100,000 = $3,000), so the additional amount provided by this rider is $1,200. Therefore the total Earnings Enhanced Death Benefit is $104,200 which is the Contract Value plus the additional benefit provided by the Earnings Enhanced Death Benefit ($103,000 + $1,200 = $104,200).

The last bullet point under Example 5 in Appendix B is deleted and replaced with the following:

    o The Death Benefit amount that would be paid if a death occurred on this day would be $95,000. This is the Contract Value, which is the largest of the death benefit values.

The following assumption is added in Appendices C through M:

    There are no additional purchase payments during the window period, except where explicitly stated.

Appendices F, G, H, J and K are renamed G, H, I, L and M, respectively. Appendices C, D, E and F are deleted and replaced with the following. Appendix I is renamed Appendix J, and is deleted and replaced with the following. Appendix J is renamed Appendix K, and is deleted and replaced with the following.

                                   APPENDIX C
   EXAMPLES OF GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDERS GENERALLY ISSUED
                          ON AND AFTER OCTOBER 19, 2009


================================================================================

                                INCOME NOW OPTION

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 choosing the B-Share option and an issue age of 65.

This means:

    o  The Lifetime Benefit Basis is $100,000.
    o The GALWA is $5,100 if a withdrawal is taken immediately (5.10% rate for withdrawals beginning at attained age 65 * $100,000).
    o  The Minimum Guaranteed Death Benefit provided by the rider is $100,000.
    o All withdrawal figures shown indicate the total amount withdrawn from the Contract and, assume that no surrender charge applies. Any surrender charge will reduce the amount payable to the Owner.
    o The death benefit adjustment calculations described here do not apply to death benefits that are not provided by the Guaranteed Lifetime Withdrawal Benefit rider chosen.

EXAMPLE 1 (ADDITIONAL PURCHASE PAYMENT DURING THE WINDOW PERIOD): Starting with the Base Assumptions, the Owner makes an additional purchase payment of $50,000 within the window period.

    o The Lifetime Benefit Basis is $150,000, which is the prior Lifetime Benefit Basis plus the additional purchase payment.
    o  The GALWA is $7,650, which is 5.10% of the new Lifetime Benefit Basis.
    o The Minimum Guaranteed Death Benefit is $150,000, which is the prior death benefit plus the additional purchase payment.

EXAMPLE 2 (LIFETIME WITHDRAWALS BEGIN BEFORE THE FIRST ANNIVERSARY): Starting with the Base Assumptions, the Owner withdraws the GALWA ($5,100 = $100,000 * 5.10%) before the first Contract Anniversary.

    o The Lifetime Benefit Basis is $100,000; this does not change because the withdrawal does not exceed the $5,100 GALWA.
    o The GALWA is $5,100; this does not change because the withdrawal does not exceed the $5,100 GALWA.
    o Because the withdrawal is less than or equal to the GALWA, the adjustment to the death benefit is equal to the withdrawal amount, so the new Minimum Guaranteed Death Benefit is $94,900, which is the prior Minimum Guaranteed Death Benefit of $100,000 less the withdrawal of $5,100.

EXAMPLE 3 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS GREATER THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, the Owner withdraws $50,000 after the third Contract Anniversary (but before the fourth). Assume the Contract Value is $150,000 at the time of the withdrawal, no prior withdrawals have occurred and no prior step ups have occurred. The Minimum Guaranteed Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $109,000. It was increased by 3% of the initial Lifetime Benefit Basis ($3,000) on each of the first three Contract Anniversaries; for a total increase of $9,000 - assumes that the Lifetime Benefit Basis has not been stepped-up to a higher amount.
    o The GALWA at this time, prior to the $50,000 withdrawal, is $5,886 (5.40% rate for age 68 times the $109,000 Lifetime Benefit Basis).
    o The new Lifetime Benefit Basis is $64,886, because the $50,000 withdrawal exceeds the $5,886 GALWA. The Lifetime Benefit Basis adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $44,114
                  o The excess withdrawal is the total withdrawal amount of $50,000 less the GALWA of $5,886 ($50,000 - $5,886
                     = $44,114).
           2. A proportional adjustment of $33,365.43 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $44,114,
                  o Divided by the Contract Value prior to the withdrawal reduced by the GALWA ($150,000 - $5,886 = $144,114) and
                  o Multiplied by the Lifetime Benefit Basis prior to the withdrawal of $109,000.
                  o  For an adjustment of $44,114 / $144,114 * $109,000
                     = $33,365.43.
    o The larger of these adjustments is $44,114, so the new Lifetime Benefit Basis is $64,886 ($109,000 - $44,114 = $64,886).
    o The GALWA is $3,503.84 after the withdrawal, which is 5.40% (the rate for age 68) of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the Minimum Guaranteed Death Benefit will be adjusted as follows
           1. The Minimum Guaranteed Death Benefit will be reduced by $50,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $44,114 ($50,000 - $5,886 = $44,114).
                  o  $44,114 / $150,000 * $100,000 - $44,114 = -$14,704.67.
    o The new Minimum Guaranteed Death Benefit after all adjustments is $100,000 - $50,000 - (-$14,704.67) = $64,704.67.

EXAMPLE 4 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS LESS THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, withdraw $50,000 after the third Contract Anniversary but before the fourth, with a Contract Value of $80,000 at the time of the withdrawal (no prior withdrawals or step ups have occurred). The Minimum Guaranteed Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $109,000. It was increased by 3% of the initial basis ($3,000) on each of the first three Contract Anniversaries, for a total increase of $9,000.
    o The GALWA at this time (before the $50,000 withdrawal) is $5,886 (5.4% rate for age 68 times the $109,000 Lifetime Benefit Basis.
    o The Lifetime Benefit Basis is adjusted to $44,121.22 because the withdrawal exceeds the $5,886 GALWA. The Lifetime Benefit Basis is adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $44,114.
                  o The excess withdrawal is the total withdrawal amount of $50,000 less the GALWA of $5,886 ($50,000 - $5,886
                     = $44,114).
           2. A proportional adjustment of $64,878.78 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $44,114.
                  o  Divided by the Contract Value prior to the withdrawal
                     reduced by the GALWA ($80,000 - $5,886 = $74,114).
                  o  Multiplied by the Lifetime Benefit Basis prior to the
                     withdrawal of $109,000.
                  o  For an adjustment of $44,114 / $74,114 * $109,000
                     = $64,878.78.
    o The larger of these adjustments is $64,878.78, so the new Lifetime Benefit Basis is $44,121.22 ($109,000 - $64,878.78 = $44,121.22).
    o  The GALWA is $2,382.55, which is 5.4% of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $50,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $44,114 ($50,000 - $5,886 = $44,114).
                  o  $44,114 / $80,000 * $100,000 - $44,114 = $11,028.50.
    o New Minimum Guaranteed Death Benefit after all adjustments $100,000 - $50,000 - $11,028.50 = $38,971.50.

EXAMPLE 5 (STEP UP THE LIFETIME BENEFIT BASIS BEFORE WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume no withdrawals have been taken, no prior step ups have occurred, and the Contract Value on the third Contract Anniversary is $125,000.

    o The existing Lifetime Benefit Basis is $109,000. It was increased by 3% of the initial basis ($3,000) on each of the first three Contract Anniversaries

    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $125,000.
    o The GALWA after the step up is $6,750 (5.40% rate for age 68 times the $125,000 stepped-up Lifetime Benefit Basis).
           NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Guaranteed Death Benefit remains $100,000. It is not impacted by a step up.

EXAMPLE 6 (STEP UP THE LIFETIME BENEFIT BASIS AFTER WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume the Owner began receiving the $5,100 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Contract Value on the third Contract Anniversary is $110,000.

    o The Lifetime Benefit Basis before step up is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the Simple Interest Benefit.
    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $110,000.
    o The GALWA after the step up is $5,940 (5.40% rate for age 68 - Because a step up occurs, the withdrawal percentage is reestablished based on the current age at the time of the step up.).
           NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Guaranteed Death Benefit would be $84,700, the initial $100,000 reduced for each of the $5,100 withdrawals previously taken.

EXAMPLE 7 (ANNIVERSARY WHERE CONTRACT VALUE IS LESS THAN LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, assume the Owner began receiving the $5,100 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Contract Value on the third Contract Anniversary is $95,000.

    o The Lifetime Benefit Basis is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the Simple Interest Benefit.
    o The Owner cannot step up the Lifetime Benefit Basis because the current Contract Value is less than the current Benefit Basis.
    o The GALWA remains at $5,100 (5.10% rate for age 65 - the time of the first withdrawal.
    o  Because no step up occurs, the withdrawal percentage does not change.
    o The Minimum Guaranteed Death Benefit would be $84,700, the initial $100,000 reduced for each of the $5,100 withdrawals previously taken.

EXAMPLE 8 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED - FIRST EXCESS WITHDRAWAL OF THE RIDER YEAR): Starting with the Base Assumptions, the Owner begins making monthly withdraws of $425 immediately. After 10 withdrawals have taken place, the Owner makes an additional $10,000 withdrawal. Assume the Contract Value is $105,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is before the additional withdrawal is $100,000. Because the prior withdrawals were not excess withdrawals, the Lifetime Benefit Basis has not changed.
    o The GALWA at this time, prior to the $10,000 withdrawal, is $5,100. There has been a total of $4,250 withdrawn to this point this year (10 withdrawals of $425). The remaining lifetime withdrawal for the Contract Year is $850 ($5,100 - $4,250 = $850).
    o The excess withdrawal amount is $9,150 which is the $10,000 withdrawal amount less the $850 of lifetime withdrawal remaining for the year.
    o The new Lifetime Benefit Basis is $90,850 because the $10,000 withdrawal exceeds the $850 remaining GALWA. The Lifetime Benefit Basis adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $9,150.
                  o The excess withdrawal is the total withdrawal amount of $10,000 less the remaining GALWA of $850 ($10,000 - $850
                     = $9150).
           2. A proportional adjustment of $8,785.41 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $9,150.
                  o Divided by the Contract Value prior to the withdrawal reduced by the remaining GALWA ($105,000 - $850
                     = $104,150).
                  o Multiplied by the Lifetime Benefit Basis prior to the withdrawal of $100,000.
                  o  For an adjustment of $9,150 / $104,150 * $100,000
                     = $8,785.41.
    o The larger of these adjustments is $9,150, so the new Lifetime Benefit Basis is $90,850 ($100,000 - $9,150 = $90,850).
    o The GALWA is $4,633.35 after the withdrawal, which is 5.10% (the rate for age 65) of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The Minimum Guaranteed Death Benefit before the withdrawal is $95,750. The initial $100,000 has been reduced a total of $4,250 for the 10 prior withdrawals.
    o Because the withdrawal is an excess withdrawal, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $10,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $9,150 ($10,000 - $850 = $9,150).
                  o  $9,150 / $105,000 * $95,750 - $9,150 = -$806.07.
    o The new Minimum Guaranteed Death Benefit after all adjustments is $95,750 - $10,000 - (-$806.07) = $86,556.07.

EXAMPLE 9 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED WHEN THERE WAS A PRIOR EXCESS WITHDRAWAL DURING THE RIDER YEAR): Starting with Example 8, the Owner chooses to take an additional $25,000 withdrawal before the next rider anniversary. Assume the Contract Value is $80,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis before the withdrawal is $90,850 as adjusted for the previous excess withdrawal.
    o The GALWA at this time, prior to this withdrawal, is $4,633.35. However, because there has already been an excess withdrawal, the remaining lifetime withdrawal for this rider year is zero.
    o Because the remaining lifetime withdrawal for this rider year is zero, the entire withdrawal is an excess withdrawal.
    o The new Lifetime Benefit Basis is $62,459.37 because the $25,000 is an excess withdrawal, Lifetime Benefit Basis adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $25,000.
           2. A proportional adjustment of $28,390.63 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $25,000.
                  o Divided by the Contract Value prior to the withdrawal reduced by the remaining GALWA ($80,000 - $0 = $80,000).
                  o Multiplied by the Lifetime Benefit Basis prior to the withdrawal of $90,850.

                  o  For an adjustment of $25,000 / $80,000 * $90,850
                     = $28,390.63.
    o The larger of these adjustments is $28,390.63, so the new Lifetime Benefit Basis is $62,459.37 ($90,850 - $28,390.63 = $62,459.37).
    o The GALWA is $3,185.43, which is 5.10% of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The Minimum Guaranteed Death Benefit before the withdrawal is $86,556.07, as adjusted for the previous withdrawals.
    o Because the withdrawal is an excess withdrawal, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $25,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $25,000.
              o  $25,000 / $80,000 * $86,556.07 - $25,000 = $2,048.77.
    o The new Minimum Guaranteed Death Benefit after all adjustments is $86,556.07 - $25,000 - $2,048.77 = $59,507.30.

                               INCOME LATER OPTION

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 choosing the B-Share option and an issue age of 68.

This means:

    o  The Lifetime Benefit Basis is $100,000.
    o The GALWA is $4,500 if a withdrawal is taken immediately (4.50% rate for withdrawals beginning at attained age 68 * $100,000).
    o  The Minimum Guaranteed Death Benefit provided by the rider is $100,000.
    o All withdrawal figures shown indicate the total amount withdrawn from the Contract and, assume that no surrender charge applies. Any surrender charge will reduce the amount payable to the Owner.
    o The death benefit adjustment calculations described here do not apply to death benefits that are not provided by the Guaranteed Lifetime Withdrawal Benefit rider chosen.

EXAMPLE 1 (ADDITIONAL PURCHASE PAYMENT DURING THE WINDOW PERIOD): Starting with the Base Assumptions, the Owner makes an additional purchase payment of $50,000 within the window period.

    o The Lifetime Benefit Basis is $150,000, which is the prior Lifetime Benefit Basis plus the additional purchase payment.
    o  The GALWA is $6,750, which is 4.50% of the new Lifetime Benefit Basis.
    o The Minimum Guaranteed Death Benefit is $150,000, which is the prior Minimum Guaranteed Death Benefit plus the additional purchase payment.

EXAMPLE 2 (LIFETIME WITHDRAWALS BEGIN BEFORE THE FIRST ANNIVERSARY): Starting with the Base Assumptions, the Owner withdraws the GALWA ($4,500 = $100,000 * 4.50%) before the first Contract Anniversary.

    o The Lifetime Benefit Basis is $100,000; this does not change because the withdrawal does not exceed the $4,500 GALWA.
    o The GALWA is $4,500; this does not change because the withdrawal does not exceed the $4,500 GALWA.
    o Because the withdrawal is less than or equal to the GALWA, the adjustment to the Minimum Guaranteed Death Benefit is equal to the withdrawal amount, so the new Minimum Guaranteed Death Benefit is $95,500, which is the prior Minimum Guaranteed Death Benefit of $100,000 less the withdrawal of $4,500.

EXAMPLE 3 (A ONE-TIME NON-LIFETIME WITHDRAWAL THEN BEGIN LIFETIME WITHDRAWALS AT A LATER DATE): Starting with the Base Assumptions, the Owner withdraws the $4,500 before the first Contract Anniversary. No additional withdrawals are made until the Owner begins taking lifetime withdrawals after the fifth Contract Anniversary but before the sixth.

    o Because the $4,500 withdrawal in the first year does not exceed the $4,500, GALWA it is not an excess withdrawal, and;

           o  The Lifetime Benefit Basis remains $100,000.
           o  The GALWA remains $4,500.
           o Because the withdrawal is less than or equal to the GALWA, the adjustment to the Minimum Guaranteed Death Benefit is equal to the withdrawal amount, so the new Minimum Guaranteed Death Benefit is $95,500, which is the prior Minimum Guaranteed Death Benefit of $100,000 less the withdrawal of $4,500.
    o On the fifth anniversary the Lifetime Benefit Basis is $128,000. Because there was a Non-lifetime Withdrawal in the first Contract Year, the Benefit Basis does not increase because of the Simple Interest Benefit. Additionally, because the Owner has not taken any withdrawals Because the initial withdrawal, the Simple Interest Benefit commences with the second rider anniversary and the Lifetime Benefit Basis is increased by 7% of the initial Lifetime Benefit Basis for each of the rider anniversaries until the first lifetime withdrawal. In this case, four anniversaries ($7,000 * 4 = $28,000) - Assuming that no prior step ups have occurred to increase the Lifetime Benefit Basis.
    o The GALWA is $6,400 which is 5% (the rate for age 73) multiplied by the new Lifetime Benefit Basis of $128,000.
    o   The Owner takes a lifetime withdrawal of $6,400.
    o Because the $6,400 withdrawal does not exceed the GALWA, it is not an excess withdrawal, and;
           o  The Lifetime Benefit Basis remains $128,000.

           o  The GALWA remains $6,400.
           o Because the withdrawal is less than or equal to the GALWA, the adjustment to the Minimum Guaranteed Death Benefit is equal to the withdrawal amount, so the new Minimum Guaranteed Death Benefit is $89,100, which is the prior Minimum Guaranteed Death Benefit of $95,500 less the withdrawal of $6,400.

EXAMPLE 4 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS GREATER THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, the Owner withdraws $50,000 after the third Contract Anniversary (but before the fourth). Assume the Contract Value is $150,000 at the time of the withdrawal, no prior withdrawals have occurred and no prior step ups have occurred. The Minimum Guaranteed Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $121,000. It was increased by 7% of the initial Lifetime Benefit Basis ($7,000) on each of the first three Contract Anniversaries; for a total increase of $21,000 - assumes that the Lifetime Benefit Basis has not been stepped-up to a higher amount.
    o The GALWA at this time, prior to the $50,000 withdrawal, is $6,050 (5% rate for age 71 times the $121,000 Lifetime Benefit Basis).
    o The Lifetime Benefit Basis is adjusted to $77,050 because the $50,000 withdrawal exceeds the $6,050 GALWA. The Lifetime Benefit Basis is adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $43,950.
                  o The excess withdrawal is the total withdrawal amount of $50,000 less the GALWA of $6,050 ($50,000 - $6,050
                     = $43,950).
           2. A proportional adjustment of $36,943.04 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $43,950.
                  o  Divided by the Contract Value prior to the withdrawal
                     reduced by the GALWA ($150,000 - $6,050 = $143,950).
                  o  Multiplied by the Lifetime Benefit Basis prior to the
                     withdrawal of $121,000.
                  o  For an adjustment of $43,950 / $143,950 * $121,000
                     = $36,943.04.
    o The larger of these adjustments is $43,950, so the new Lifetime Benefit Basis is $77,050 ($121,000 - $43,950 = $77,050).
    o The GALWA is $3,852.50 after the withdrawal, which is 5% (the rate for age 71) of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $50,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $43,950 ($50,000 - $6,050 = $43,950).
                  o  $43,950 / $150,000 * $100,000 - $43,950 = -$14,650.
    o The new Minimum Guaranteed Death Benefit after all adjustments is $100,000 - $50,000 - (-$14,650) = $64,650.

EXAMPLE 5 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS LESS THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, withdraw $50,000 after the third Contract Anniversary but before the fourth, with a Contract Value of $80,000 at the time of the withdrawal (no prior withdrawals or step ups have occurred). The Minimum Guaranteed Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $121,000. It was increased by 7% of the initial basis ($7,000) on each of the first three Contract Anniversaries, for a total increase of $21,000.
    o The GALWA at this time (before the $50,000 withdrawal) is $6,050 (5% rate for age 71 times the $121,000 Lifetime Benefit Basis.
    o The Lifetime Benefit Basis is adjusted to $49,087.22 because the withdrawal exceeds the $6,050 GALWA. The Lifetime Benefit Basis is adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $43,950.
                  o The excess withdrawal is the total withdrawal amount of $50,000 less the GALWA of $6,050 ($50,000 - $6,050
                     = $43,950).
           2. A proportional adjustment of $71,912.78 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $43,950.
                  o  Divided by the Contract Value prior to the withdrawal
                     reduced by the GALWA ($80,000 - $6,050 = $73,950).
                  o  Multiplied by the Lifetime Benefit Basis prior to the
                     withdrawal of $121,000.
                  o  For an adjustment of $43,950 / $73,950 * $121,000
                     = $71,912.78.
    o The larger of these adjustments is $71,912.78, so the new Lifetime Benefit Basis is $49,087.22 ($121,000 - $71,912.78 = $49,087.22).
    o  The GALWA is $2,454.36, which is 5% of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $50,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $43,950 ($50,000 - $6,050 = $43,950).
                  o  $43,950 / $80,000 * $100,000 - $43,950 = $10,987.50.
    o New Minimum Guaranteed Death Benefit after all adjustments $100,000 - $50,000 - $10,987.50 = $39,012.50.

EXAMPLE 6 (STEP UP THE LIFETIME BENEFIT BASIS BEFORE WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume no withdrawals have been taken, no prior step ups have occurred, and the Contract Value on the third Contract Anniversary is $145,000.

    o The existing Lifetime Benefit Basis is $121,000. It was increased by 7% of the initial basis ($7,000) on each of the first three Contract Anniversaries.
    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $145,000.
    o The GALWA after the step up is $7,250 (5% rate for age 71 times the $145,000 stepped-up Lifetime Benefit Basis).
           NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Guaranteed Death Benefit remains $100,000 - it is not impacted by a step up.

EXAMPLE 7 (STEP UP THE LIFETIME BENEFIT BASIS AFTER WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume the Owner began receiving the $4,500 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Contract Value on the third Contract Anniversary is $110,000.

    o The Lifetime Benefit Basis before step up is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the Simple Interest Benefit.
    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $110,000.
    o The GALWA after the step up is $4,950 (4.50% rate for age 68 - the withdrawal percentage is locked in based on the age at the time of the first lifetime withdrawal).
           NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Guaranteed Death Benefit would be $86,500, the initial $100,000 reduced for each of the $4,500 withdrawals previously taken.

EXAMPLE 8 (ANNIVERSARY WHERE CONTRACT VALUE IS LESS THAN LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, assume the Owner began receiving the $4,500 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Contract Value on the third Contract Anniversary is $95,000.

    o The Lifetime Benefit Basis is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the Simple Interest Benefit.
    o The Owner cannot step up the Lifetime Benefit Basis because the current Contract Value is less than the current Benefit Basis.
    o The GALWA remains at $4,500 (4.50% rate for age 68 - the time of the first withdrawal).
    o  Because no step up occurs, the GALWA does not change.
    o The Minimum Guaranteed Death Benefit would be $86,500, the initial $100,000 reduced for each of the $4,500 withdrawals previously taken.

EXAMPLE 9 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED - FIRST EXCESS WITHDRAWAL OF THE RIDER YEAR): Starting with the Base Assumptions, the Owner begins making monthly withdrawals of $375 immediately. After 10 withdrawals have taken place, the Owner makes an additional $10,000 withdrawal. Assume the Contract Value is $105,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is before the additional withdrawal is $100,000. Because the prior withdrawals were not excess withdrawals, the Lifetime Benefit Basis has not changed.
    o The GALWA at this time, prior to the $10,000 withdrawal, is $4,500. There has been a total of $3,750 withdrawn to this point this year (10 withdrawals of $375). The remaining lifetime withdrawal for the contract year is $750 ($4,500 - $3,750 = $750).
    o The excess withdrawal amount is $9,250 which is the $10,000 withdrawal amount less the $750 of lifetime withdrawal remaining for the year.
    o The new Lifetime Benefit Basis is $90,750 because the $10,000 withdrawal exceeds the $750 remaining GALWA. The Lifetime Benefit Basis adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $9,250
                  o The excess withdrawal is the total withdrawal amount of $10,000 less the remaining GALWA of $750 ($10,000 - $750
                     = $9,250)
           2. A proportional adjustment of $8,872.90 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $9,250.
                  o Divided by the Contract Value prior to the withdrawal reduced by the remaining GALWA ($105,000 - $750
                     = $104,250).
                  o Multiplied by the Lifetime Benefit Basis prior to the withdrawal of $100,000.
                  o  For an adjustment of $9,250 / $104,250 * $100,000
                     = $8,872.90.
    o The larger of these adjustments is $9,250, so the new Lifetime Benefit Basis is $90,750 ($100,000 - $9,250 = $90,750).

    o The GALWA is $4,083.75 after the withdrawal, which is 4.50% (the rate for age 68) of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The Minimum Guaranteed Death Benefit before the withdrawal is $96,250. The initial $100,000 has been reduced a total of $3,750 for the 10 prior withdrawals.
    o Because the withdrawal is an excess withdrawal, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $10,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $9,250 ($10,000 - $750 = $9,250).
                  o  $9,250 / $105,000 * $96,250 - $9,250 = -$770.83
    o The new Minimum Guaranteed Death Benefit after all adjustments $96,250 - $10,000 - (-$770.83) = $87,020.83.

EXAMPLE 10 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED WHEN THERE WAS A PRIOR EXCESS WITHDRAWAL DURING THE RIDER YEAR): Starting with Example 9, the Owner chooses to take an additional $25,000 withdrawal before the next rider anniversary. Assume the Contract Value is $80,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis before the withdrawal is $90,750 as adjusted for the previous excess withdrawal.
    o The GALWA at this time, prior to this withdrawal, is $4,083.75. However, because there has already been an excess withdrawal, the remaining lifetime withdrawal for this rider year is zero.
    o Because the remaining lifetime withdrawal for this rider year is zero, the entire withdrawal is an excess withdrawal.
    o The new Lifetime Benefit Basis is $62,390.62 because the $25,000 is an excess withdrawal, the Lifetime Benefit Basis adjusted by the greater of
       (1) or (2) below:
           1. The amount of the excess withdrawal: $25,000
           2. A proportional adjustment of $28,359.38 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $25,000.
                  o Divided by the contract value prior to the withdrawal reduced by the remaining GALWA ($80,000 - $0 = $80,000).
                  o Multiplied by the Lifetime Benefit Basis prior to the withdrawal of $90,750.
                  o  For an adjustment of $25,000 / $80,000 * $90,750
                     = $28,359.38.
    o The larger of these adjustments is $28,359.38, so the new Lifetime Benefit Basis is $62,390.62 ($90,750 - $28,359.38 = $62,390.62).
    o The GALWA is $2,807.58, which is 4.50% of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The Minimum Guaranteed Death Benefit before the withdrawal is $87,020.83, as adjusted for the previous withdrawals.
    o Because the withdrawal is an excess withdrawal, the death benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $25,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $25,000.
                  o  $25,000 / $80,000 * $87,020.83 - $25,000 = $2,194.01.
    o The new Minimum Guaranteed Death Benefit after all adjustments $87,020.83 - $25,000 - $2,194.01 = $59,826.82.

 CONVERSION FROM A PRINCIPAL PROTECTOR (GUARANTEED MINIMUM ACCUMULATION BENEFIT)
  TO AN INCOME PROTECTOR (GUARANTEED LIFETIME WITHDRAWAL BENEFIT) - INCOME NOW
                                     OPTION

EXAMPLE 1 (CONVERSION WHEN NO PRIOR WITHDRAWALS HAVE OCCURRED - CONTRACT VALUE IS GREATER THEN THE GUARANTEED MINIMUM ACCUMULATION BENEFIT BASIS AT TIME OF CONVERSION): A Contract Owner purchases a contract with a Guaranteed Minimum Accumulation Benefit rider at age 60. At age 65, the Owner decides to convert to an Income Now Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000, no withdrawals have occurred and no additional deposits have been made. The Contract Value is $125,000 and the Guaranteed Minimum Accumulation Benefit Basis is $100,000 at the time of the conversion. Upon conversion:

    o The Lifetime Benefit Basis is $125,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the Contract Value).
    o The GALWA is $6,375 (5.10% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $130,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $143,750 (it was increased by $3,750 - 3% of $125,000 each year).
    o The GALWA is $8,050 (5.60% - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $8,050, and the GALWA will remain $8,050 unless the Owner steps up the Benefit Basis.

EXAMPLE 2 (CONVERSION WHEN NO PRIOR WITHDRAWALS HAVE OCCURRED - CONTRACT VALUE IS LESS THEN THE GUARANTEED MINIMUM ACCUMULATION BENEFIT BASIS AT TIME OF CONVERSION): A Contract Owner purchases a Contract with a Guaranteed Minimum Accumulation Benefit rider at age 60. At age 65, the Owner decides to convert to an Income Now Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000, no withdrawals have occurred and no additional deposits have been made. The Contract Value is $85,000 at the time of the conversion and the Guaranteed Minimum Accumulation Benefit Basis is $100,000. Upon conversion:

    o The Lifetime Benefit Basis is $100,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the Contract Value).
    o The GALWA is $5,100 (5.10% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $130,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $115,000 (it was increased by $3,000 - 3% of $100,000 each rider year).
    o The GALWA is $6,440 (5.60% - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $6,440, and the GALWA will remain $6,440 unless the Owner steps up the Benefit Basis.

EXAMPLE 3 (CONVERSION WHEN WITHDRAWALS HAVE OCCURRED): A contract owner purchases a contract with a Guaranteed Minimum Accumulation Benefit rider at age
60. At age 65, the Owner decides to convert to an Income Now Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000 and no additional deposits have been made. The Contract Owner previously withdrew $50,000. The Contract Value is $75,000 at the time of the conversion and the Guaranteed Minimum Accumulation Benefit Basis is $50,000 - as adjusted for the prior withdrawal. Upon conversion:

    o The Lifetime Benefit Basis is $75,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the Contract Value).
    o The GALWA is $3,825 (5.10% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $80,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $86,250 (it was increased by $2,250 - 3% of $75,000 each year).
    o The GALWA is $4,830 (5.60% - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $4,830, and the GALWA will remain $4,830 unless the Owner steps up the Benefit Basis.

 CONVERSION FROM A PRINCIPAL PROTECTOR (GUARANTEED MINIMUM ACCUMULATION BENEFIT) TO AN INCOME PROTECTOR (GUARANTEED LIFETIME WITHDRAWAL BENEFIT) - INCOME LATER
                                     OPTION

EXAMPLE 1 (CONVERSION WHEN NO PRIOR WITHDRAWALS HAVE OCCURRED - CONTRACT VALUE IS GREATER THEN THE GUARANTEED MINIMUM ACCUMULATION BENEFIT BASIS AT TIME OF CONVERSION): A Contract Owner purchases a Contract with a Guaranteed Minimum Accumulation Benefit rider at age 60. At age 65, the Owner decides to convert to an Income Later Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000, no withdrawals have occurred and no additional deposits have been made. The Contract Value is $125,000 at the time of the conversion and the Guaranteed Minimum Accumulation Benefit Basis is $100,000. Upon conversion:

    o The Lifetime Benefit Basis is $125,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the contract value).
    o The GALWA is $5,625 (4.50% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $130,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $168,750 (it was increased by $8,750 - 7% of $125,000 each year).
    o The GALWA is $8,437.50 (5% - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $8,437.50, and the GALWA will remain $8,437.50 unless the Owner steps up the Benefit Basis.

EXAMPLE 2 (CONVERSION WHEN NO PRIOR WITHDRAWALS HAVE OCCURRED - CONTRACT VALUE IS LESS THEN THE GMAB BASIS AT TIME OF CONVERSION): A Contract Owner purchases a Contract with a Guaranteed Minimum Accumulation Benefit rider at age 60. At age 65, the Owner decides to convert to an Income Later Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000, no withdrawals have occurred and no additional deposits have been made. The Contract Value is $85,000 at the time of the conversion and the Guaranteed Minimum Accumulation Benefit Basis is $100,000. Upon conversion:

    o The Lifetime Benefit Basis is $100,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the Contract Value).
    o The GALWA is $4,500 (4.50% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $130,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $135,000 (it was increased by $7,000 - 7% of $100,000 each year).
    o The GALWA is $6,750 (5% - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $6,750, and the GALWA will remain $6,750 unless the Owner steps up the Benefit Basis.

EXAMPLE 3 (CONVERSION WHEN WITHDRAWALS HAVE OCCURRED): A Contract Owner purchases a Contract with a Guaranteed Minimum Accumulation Benefit rider at age
60. At age 65, the Owner decides to convert to an Income Later Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000 and no additional deposits have been made. The Contract Owner previously withdrew $50,000. The Contract Value is $75,000 at the time of the conversion and the Guaranteed Minimum Accumulation Benefit Basis is $50,000 - as adjusted for the prior withdrawal. Upon conversion:

    o The Lifetime Benefit Basis is $75,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the Contract Value).
    o The GALWA is $3,375 (4.50% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $90,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $101,250 (it was increased by $5,250 - 7% of $75,000 each year).
    o The GALWA is $5,062.50 (5% - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $5,062.50, and the GALWA will remain $5,062.50 unless the Owner steps up the Benefit Basis.

                                   APPENDIX D


 EXAMPLES OF GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDERS GENERALLY ISSUED ON
                           AND AFTER OCTOBER 19, 2009


                             10-YEAR BENEFIT PERIOD

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 electing the B-Share Option and an issue age of 65. This means the Benefit Basis is $100,000. All withdrawal figures shown indicate the total amount withdrawn from the Contract, and assume that no surrender charges apply. Any surrender charge will further reduce the Contract Value and result in additional adjustments to the Benefit Basis unless the Owner chooses to have those charges deducted from the amount received.

EXAMPLE 1 (ADDITIONAL PURCHASE PAYMENT WITHIN THE WINDOW PERIOD): The Owner makes an additional purchase payment of $50,000 within the window period. The Benefit Basis is $150,000, which is the prior Benefit Basis plus the additional purchase payment.

EXAMPLE 2 (WITHDRAWAL WHEN THE CONTRACT VALUE IS GREATER THAN THE BENEFIT BASIS): Starting with the Base Assumptions, the Owner withdraws $50,000, with Contract Value of $150,000 at the time of the withdrawal (no prior withdrawals have occurred).

    o  The adjustment to the Benefit Basis is $50,000 which is the greater of:
    o  The withdrawal of $50,000; or
    o The proportion of the Benefit Basis withdrawn of $33,333.33. This is calculated as (1) divided by (2) with the result multiplied by (3):
           1. partial withdrawal amount: $50,000;
           2. Contract Value immediately prior to the withdrawal: $150,000;
           3. the Benefit Basis immediately prior to the withdrawal: $100,000.
    o  So, the proportion of the Benefit Basis withdrawn: ($50,000 /
       $150,000) * $100,000 = $33,333.33.
    o Therefore, the Benefit Basis is adjusted to $50,000 ($100,000 prior basis less $50,000 adjustment calculated above).

EXAMPLE 3 (WITHDRAWAL WHEN THE CONTRACT VALUE IS LESS THAN THE BENEFIT BASIS):
Starting with the Base Assumptions, the Owner withdraws $50,000 with Contract Value of $80,000 at the time of the withdrawal (no prior withdrawals have occurred).

    o  The adjustment to the Benefit Basis is $62,500 which is the greater of:
    o  The prior Benefit Basis less the withdrawal of $50,000; or
    o The proportion of the Benefit Basis withdrawn of $62,500. This is calculated as (1) divided by (2) with the result multiplied by (3):
           1. partial withdrawal amount: $50,000;
           2. Contract Value immediately prior to the withdrawal: $80,000;
           3. the Benefit Basis immediately prior to the withdrawal: $100,000.
    o So, the proportion of the Benefit Basis withdrawn: ($50,000 / $80,000) * $100,000 = $62,500.
    o Therefore, the Benefit Basis is adjusted to $37,500 ($100,000 prior basis less $62,500 adjustment calculated above).

EXAMPLE 4 (STEP UP THE BENEFIT BASIS): Starting with the Base Assumptions, on the 4th rider anniversary the Contract Value is $135,000.

    o  The existing Benefit Basis is $100,000.
    o The Owner chooses to step up the Benefit Basis to the Contract Value of $135,000.
    o The new Benefit Basis is $135,000 and the Contract Value will be guaranteed to be at least $135,000 on the 14th Contract Anniversary (10 years from the step up date).
    NOTE: If the Owner chooses to step up the Benefit Basis a new seven year Minimum Charge Period will begin starting on the date of the step up.
    NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.

EXAMPLE 5 (GUARANTEED MINIMUM ACCUMULATION BENEFIT MATURITY WHEN CONTACT VALUE IS LESS THAN THE BENEFIT BASIS - 10-YEAR PERIOD): Starting with the Base Assumptions, on the 10th rider anniversary the Contract Value is $75,000. Assuming that the Benefit Basis has never been stepped up and no withdrawals have been taken.

    o  The existing Benefit Basis is $100,000.
    o We will add $25,000 to the Contract to bring the total Contract Value equal to the Benefit Basis of $100,000.
    o The Guaranteed Minimum Accumulation Benefit then terminates with no additional value and all charges for the benefit cease.

EXAMPLE 6 (GUARANTEED MINIMUM ACCUMULATION BENEFIT MATURITY WHEN CONTACT VALUE IS GREATER THAN THE BENEFIT BASIS, AND THE OWNER ELECTS TO RECEIVE A REFUND OF THE CHARGES - 10-YEAR PERIOD): Starting with the Base Assumptions, on the 10th rider anniversary the Contract Value is $105,000. Assuming that the Benefit Basis has never been stepped up and no withdrawals have been taken.

    o  The existing Benefit Basis is $100,000.
    o We will add an amount equal to the total charges collected for the current 10-year benefit period to the Contract Value.
    o This will add $10,500 to the Contract - the $100,000 Benefit Basis times a 1.05% annual charge for the 10-year benefit period.
    o  So the Contract Value will be $115,500 after the refund of charges.
    o The Guaranteed Minimum Accumulation Benefit then terminates with no additional value and all charges for the benefit cease.

EXAMPLE 7 (GUARANTEED MINIMUM ACCUMULATION BENEFIT MATURITY WHEN CONTACT VALUE IS GREATER THAN THE BENEFIT BASIS, AND THE OWNER ELECTS TO RENEW FOR AN ADDITIONAL 10-YEAR PERIOD - 10-YEAR PERIOD): Starting with the Base Assumptions, on the 10th rider anniversary the Contract Value is $115,000. Assuming that the Benefit Basis has never been stepped up and no withdrawals have been taken.

    o  The existing Benefit Basis is $100,000.
    o  The rider will renew for an additional 10-year benefit period.
    o The new Benefit Basis is $115,000 and the Contract Value will be guaranteed to be at least $115,000 on the 20th Contract Anniversary (10 years from the renewal date).
    o  No charges will be refunded for the 10-year period that is expiring.
    NOTE: If the Owner chooses to renew the Benefit Basis a new seven-year Minimum Charge Period will begin starting on the date of the renewal.
    NOTE: Following renewal of the rider, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.

                                   APPENDIX E


  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS GENERALLY ISSUED AFTER APRIL 30,
                                 2009 BUT BEFORE
                                OCTOBER 19, 2009


================================================================================


Guaranteed Lifetime Withdrawal Benefit riders issued after April 30, 2009 but before October 19, 2009 have the same features described in this Prospectus for the Guaranteed Lifetime Withdrawal Benefit riders, except as discussed in this Appendix. This discussion is applicable to riders issued between the dates set forth above as well riders that may be issued on or after October 19, 2009 in states that have not approved a more current version of this rider or riders that may be issued in connection with applications signed prior to October 19, 2009.


Amount of your GALWA. The annual lifetime benefit percentages for Annuitants under the Income Now rider is as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                  Attained Age of Annuitant
---------------------------------------------------------------------------------------------------------------------------
Age               55    56    57    58    59    60    61   62    63   64    65    66   67   68    69   70    71    72    73
---------------------------------------------------------------------------------------------------------------------------
Percentage       4.2   4.4   4.6   4.8   5.1   5.2   5.3  5.4   5.5  5.6   5.7   5.8  5.9  6.0   6.1  6.2   6.3   6.4   6.5
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Age               74    75    76    77    78    79    80   81    82   83    84    85
---------------------------------------------------------------------------------------------------------------------------
Percentage       6.6   6.7   6.8   6.9   7.0   7.1   7.2  7.3   7.4  7.5   7.6   7.7
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                 Joint Annuitants - Attained Age of Younger Annuitant(1)
---------------------------------------------------------------------------------------------------------------------------
Age               55    56    57    58    59    60    61   62    63   64    65    66   67   68    69   70    71    72    73
---------------------------------------------------------------------------------------------------------------------------
Percentage       3.2   3.4   3.6   3.8   4.1   4.2   4.3  4.4   4.5  4.6   4.7   4.8  4.9  5.0   5.1  5.2   5.3   5.4   5.5
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Age               74    75    76    77    78    79    80   81    82   83    84    85
---------------------------------------------------------------------------------------------------------------------------
Percentage       5.6   5.7   5.8   5.9   6.0   6.1   6.2  6.3   6.4  6.5   6.6   6.7
---------------------------------------------------------------------------------------------------------------------------

(1)If only one Annuitant is living at the time of your first withdrawal, the percentages shown above currently will be increased by 1%.

The annual lifetime benefit percentages for Annuitants under the Income Later rider is as follows:

   ---------------------------------------------------------------------
                         Attained Age of Annuitant
   ---------------------------------------------------------------------
    Age               55-58      59-64    65-69     70-79     80+
   ---------------------------------------------------------------------
    Percentage          4         4.5       5        5.5       6
   ---------------------------------------------------------------------

   ---------------------------------------------------------------------
          Joint Annuitants - Attained Age of Younger Annuitant(1)
   ---------------------------------------------------------------------
    Age               55-58      59-64    65-69     70-79       80+
   ---------------------------------------------------------------------
    Percentage          3         3.5       4        4.5         5
   ---------------------------------------------------------------------

(1)If only one Annuitant is living at the time of your first withdrawal, the percentages shown above currently will be increased by 1%.

Simple Interest Benefit. Under the Income Later rider, the Simple Interest Benefit increase will equal simple interest of 8% of the Lifetime Benefit Basis at the end of the first rider year (before any step-up increase).

Rider Charge. The maximum annual charge is 1.75% and the current annual charge is 0.85% of average daily Benefit Basis for the prior Contract Year.

                               *        *        *

EXAMPLES

                                INCOME NOW OPTION

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 choosing the B-Share option and an issue age of 65.

This means:

    o  The Lifetime Benefit Basis is $100,000.
    o The GALWA is $5,700 if a withdrawal is taken immediately (5.70% rate for withdrawals beginning at attained age 65 * $100,000).
    o  The Minimum Guaranteed Death Benefit provided by the rider is $100,000.
    o All withdrawal figures shown indicate the total amount withdrawn from the Contract and, assume that no surrender charge applies. Any surrender charge will reduce the amount payable to the Owner.
    o The death benefit adjustment calculations described here do not apply to death benefits that are not provided by the Guaranteed Lifetime Withdrawal Benefit rider chosen.

EXAMPLE 1 (ADDITIONAL PURCHASE PAYMENT DURING THE WINDOW PERIOD): Starting with the Base Assumptions, the Owner makes an additional purchase payment of $50,000 within the window period.

    o The Lifetime Benefit Basis is $150,000, which is the prior Lifetime Benefit Basis plus the additional purchase payment.
    o  The GALWA is $8,550, which is 5.70% of the new Lifetime Benefit Basis.
    o The Minimum Guaranteed Death Benefit is $150,000, which is the prior death benefit plus the additional purchase payment.

EXAMPLE 2 (LIFETIME WITHDRAWALS BEGIN BEFORE THE FIRST ANNIVERSARY): Starting with the Base Assumptions, the Owner withdraws the GALWA ($5,700 = $100,000 * 5.70%) before the first Contract Anniversary.

    o The Lifetime Benefit Basis is $100,000; this does not change because the withdrawal does not exceed the $5,700 GALWA.
    o The GALWA is $5,700; this does not change because the withdrawal does not exceed the $5,700 GALWA.
    o Because the withdrawal is less than or equal to the GALWA, the adjustment to the death benefit is equal to the withdrawal amount, so the new Minimum Guaranteed Death Benefit is $94,300, which is the prior Minimum Guaranteed Death Benefit of $100,000 less the withdrawal of $5,700.

EXAMPLE 3 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS GREATER THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, the Owner withdraws $50,000 after the third Contract Anniversary (but before the fourth). Assume the Contract Value is $150,000 at the time of the withdrawal, no prior withdrawals have occurred and no prior step ups have occurred. The Minimum Guaranteed Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $109,000. It was increased by 3% of the initial Lifetime Benefit Basis ($3,000) on each of the first three Contract Anniversaries; for a total increase of $9,000 - assumes that the Lifetime Benefit Basis has not been stepped-up to a higher amount.
    o The GALWA at this time, prior to the $50,000 withdrawal, is $6,540 (6% rate for age 68 times the $109,000 Lifetime Benefit Basis).
    o The new Lifetime Benefit Basis is $65,540, because the $50,000 withdrawal exceeds the $6,540 GALWA. The Lifetime Benefit Basis adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $43,460
                  o The excess withdrawal is the total withdrawal amount of $50,000 less the GALWA of $6,540 ($50,000 - $6,540
                     = $43,460).
           2. A proportional adjustment of $33,020.63 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $43,460,
                  o Divided by the Contract Value prior to the withdrawal reduced by the GALWA ($150,000 - $6,540 = $143,460) and
                  o Multiplied by the Lifetime Benefit Basis prior to the withdrawal of $109,000.
                  o  For an adjustment of $43,460 / $143,460 * $109,000
                     = $33,020.63.
    o The larger of these adjustments is $43,460, so the new Lifetime Benefit Basis is $65,540 ($109,000 - $43,560 = $65,540).
    o The GALWA is $3,932.40 after the withdrawal, which is 6% (the rate for age 68) of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the Minimum Guaranteed Death Benefit will be adjusted as follows
           1. The Minimum Guaranteed Death Benefit will be reduced by $50,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $43,460 ($50,000 - $6,540 = $43,460).
                  o  $43,460 / $150,000 * $100,000 - $43,460 = -$14,486.67.
    o The new Minimum Guaranteed Death Benefit after all adjustments is $100,000 - $50,000 - (-$14,468.67) = $64,468.67.

EXAMPLE 4 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS LESS THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, withdraw $50,000 after the third Contract Anniversary but before the fourth, with a Contract Value of $80,000 at the time of the withdrawal (no prior withdrawals or step ups have occurred). The Minimum Guaranteed Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $109,000. It was increased by 3% of the initial basis ($3,000) on each of the first three Contract Anniversaries, for a total increase of $9,000.
    o The GALWA at this time (before the $50,000 withdrawal) is $6,540 (6% rate for age 68 times the $109,000 Lifetime Benefit Basis.
    o The Lifetime Benefit Basis is adjusted to $44,514.02 because the withdrawal exceeds the $6,540 GALWA. The Lifetime Benefit Basis is adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $43,460.
                  o The excess withdrawal is the total withdrawal amount of $50,000 less the GALWA of $6,540 ($50,000 - $6,540
                     = $43,460).
           2. A proportional adjustment of $33,020.63 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $43,460.
                  o  Divided by the Contract Value prior to the withdrawal
                     reduced by the GALWA ($80,000 - $6,540 = $73,460).
                  o  Multiplied by the Lifetime Benefit Basis prior to the
                     withdrawal of $109,000.
                  o  For an adjustment of $43,460 / $73,460 * $109,000
                     = $64,485.98.
    o The larger of these adjustments is $64,485.98, so the new Lifetime Benefit Basis is $44,514.02 ($109,000 - $64,485.98 = $44,514.02).
    o  The GALWA is $2,670.84, which is 6% of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $50,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $43,460 ($50,000 - $6,540 = $43,460).

                  o  $43,460 / $80,000 * $100,000 - $43,460 = $10,865.
    o New Minimum Guaranteed Death Benefit after all adjustments $100,000 - $50,000 - $10,865 = $39,135.

EXAMPLE 5 (STEP UP THE LIFETIME BENEFIT BASIS BEFORE WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume no withdrawals have been taken, no prior step ups have occurred, and the Contract Value on the third Contract Anniversary is $125,000.

    o The existing Lifetime Benefit Basis is $109,000. It was increased by 3% of the initial basis ($3,000) on each of the first three Contract Anniversaries
    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $125,000.
    o The GALWA after the step up is $7,500 (6% rate for age 68 times the $125,000 stepped-up Lifetime Benefit Basis).
           NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Guaranteed Death Benefit remains $100,000 - it is not impacted by a step up.

EXAMPLE 6 (STEP UP THE LIFETIME BENEFIT BASIS AFTER WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume the Owner began receiving the $5,700 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Contract Value on the third Contract Anniversary is $110,000.

    o The Lifetime Benefit Basis before step up is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the Simple Interest Benefit.
    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $110,000.
    o The GALWA after the step up is $6,600 (6% rate for age 68 - Because a step up occurs, the withdrawal percentage is reestablished based on the current age at the time of the step up.).
           NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Guaranteed Death Benefit would be $82,900, the initial $100,000 reduced for each of the $5,700 withdrawals previously taken.

EXAMPLE 7 (ANNIVERSARY WHERE CONTRACT VALUE IS LESS THAN LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, assume the Owner began receiving the $5,700 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Contract Value on the third Contract Anniversary is $95,000.

    o The Lifetime Benefit Basis is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the Simple Interest Benefit.
    o The Owner cannot step up the Lifetime Benefit Basis because the current Contract Value is less than the current Benefit Basis.
    o The GALWA remains at $5,700 (5.70% rate for age 65 - the time of the first withdrawal.
    o  Because no step up occurs, the withdrawal percentage does not change.
    o The Minimum Guaranteed Death Benefit would be $82,900, the initial $100,000 reduced for each of the $5,700 withdrawals previously taken.

EXAMPLE 8 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED - FIRST EXCESS WITHDRAWAL OF THE RIDER YEAR): Starting with the Base Assumptions, the Owner begins making monthly withdraws of $475 immediately. After 10 withdrawals have taken place, the Owner makes an additional $10,000 withdrawal. Assume the Contract Value is $105,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is before the additional withdrawal is $100,000. Because the prior withdrawals were not excess withdrawals, the Lifetime Benefit Basis has not changed.
    o The GALWA at this time, prior to the $10,000 withdrawal, is $5,700. There has been a total of $4,750 withdrawn to this point this year (10 withdrawals of $475). The remaining lifetime withdrawal for the Contract Year is $950 ($5,700 - $4,750 = $950).
    o The excess withdrawal amount is $9,050 which is the $10,000 withdrawal amount less the $950 of lifetime withdrawal remaining for the year.
    o The new Lifetime Benefit Basis is $90,950 because the $10,000 withdrawal exceeds the $950 remaining GALWA. The Lifetime Benefit Basis adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $9,050.
                  o The excess withdrawal is the total withdrawal amount of $10,000 less the remaining GALWA of $950 ($10,000 - $950
                     = $9,050).
           2. A proportional adjustment of $8,697.74 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $9,050.
                  o Divided by the Contract Value prior to the withdrawal reduced by the remaining GALWA ($105,000 - $950
                     = $104,050).
                  o Multiplied by the Lifetime Benefit Basis prior to the withdrawal of $100,000.
                  o  For an adjustment of $9,050 / $104,050 * $100,000
                     = $8,697.74.

    o The larger of these adjustments is $9,050, so the new Lifetime Benefit Basis is $90,950 ($100,000 - $9,050 = $90,950).
    o The GALWA is $5,184.15 after the withdrawal, which is 5.70% (the rate for age 65) of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The Minimum Guaranteed Death Benefit before the withdrawal is $95,250. The initial $100,000 has been reduced a total of $4,750 for the 10 prior withdrawals.
    o Because the withdrawal is an excess withdrawal, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $10,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $9,050 ($10,000 - $950 = $9,050).
                  o  $9,050 / $105,000 * $95,250 - $9,050 = -$840.36.
    o The new Minimum Guaranteed Death Benefit after all adjustments is $95,250 - $10,000 - (-$840.36) = $86,090.36.

EXAMPLE 9 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED WHEN THERE WAS A PRIOR EXCESS WITHDRAWAL DURING THE RIDER YEAR): Starting with Example 8, the Owner chooses to take an additional $25,000 withdrawal before the next rider anniversary. Assume the Contract Value is $80,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis before the withdrawal is $90,950 as adjusted for the previous excess withdrawal.
    o The GALWA at this time, prior to this withdrawal, is $5,184.15. However, because there has already been an excess withdrawal, the remaining lifetime withdrawal for this rider year is zero.
    o Because the remaining lifetime withdrawal for this rider year is zero, the entire withdrawal is an excess withdrawal.
    o The new Lifetime Benefit Basis is $62,528.12 because the $25,000 is an excess withdrawal, Lifetime Benefit Basis adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $25,000.
           2. A proportional adjustment of $28,421.88 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $25,000.
                  o Divided by the Contract Value prior to the withdrawal reduced by the remaining GALWA ($80,000 - $0 = $80,000).
                  o Multiplied by the Lifetime Benefit Basis prior to the withdrawal of $90,950.
                  o  For an adjustment of $25,000 / $80,000 * $90,950
                     = $28,421.88.
    o The larger of these adjustments is $28,421.88, so the new Lifetime Benefit Basis is $62,528.12 ($90,950 - $28,421.88 = $62,528.12).
    o The GALWA is $3,564.10, which is 5.70% of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The Minimum Guaranteed Death Benefit before the withdrawal is $86,090.36, as adjusted for the previous withdrawals.
    o Because the withdrawal is an excess withdrawal, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $25,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $25,000.
                  o  $25,000 / $80,000 * $86,090.36 - $25,000 = $1,903.24.
    o The new Minimum Guaranteed Death Benefit after all adjustments is $86,090.36 - $25,000 - $1,903.24 = $59,187.12.

                               INCOME LATER OPTION

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 choosing the B-Share option and an issue age of 68.

This means:

    o  The Lifetime Benefit Basis is $100,000.
    o The GALWA is $5,000 if a withdrawal is taken immediately (5% rate for withdrawals beginning at attained age 68 * $100,000).
    o  The Minimum Guaranteed Death Benefit provided by the rider is $100,000.
    o All withdrawal figures shown indicate the total amount withdrawn from the Contract and, assume that no surrender charge applies. Any surrender charge will reduce the amount payable to the Owner.
    o The death benefit adjustment calculations described here do not apply to death benefits that are not provided by the Guaranteed Lifetime Withdrawal Benefit rider chosen.

EXAMPLE 1 (ADDITIONAL PURCHASE PAYMENT DURING THE WINDOW PERIOD): Starting with the Base Assumptions, the Owner makes an additional purchase payment of $50,000 within the window period.

    o The Lifetime Benefit Basis is $150,000, which is the prior Lifetime Benefit Basis plus the additional purchase payment.
    o  The GALWA is $7,500, which is 5% of the new Lifetime Benefit Basis.
    o The Minimum Guaranteed Death Benefit is $150,000, which is the prior Minimum Guaranteed Death Benefit plus the additional purchase payment.

EXAMPLE 2 (LIFETIME WITHDRAWALS BEGIN BEFORE THE FIRST ANNIVERSARY): Starting with the Base Assumptions, the Owner withdraws the GALWA ($5,000 = $100,000 * 5%) before the first Contract Anniversary.

    o The Lifetime Benefit Basis is $100,000; this does not change because the withdrawal does not exceed the $5,000 GALWA.
    o The GALWA is $5,000; this does not change because the withdrawal does not exceed the $5,000 GALWA.
    o Because the withdrawal is less than or equal to the GALWA, the adjustment to the Minimum Guaranteed Death Benefit is equal to the withdrawal amount, so the new Minimum Guaranteed Death Benefit is $95,000, which is the prior Minimum Guaranteed Death Benefit of $100,000 less the withdrawal of $5,000.

EXAMPLE 3 (A ONE-TIME NON-LIFETIME WITHDRAWAL THEN BEGIN LIFETIME WITHDRAWALS AT A LATER DATE): Starting with the Base Assumptions, the Owner withdraws the $5,000 before the first Contract Anniversary. No additional withdrawals are made until the Owner begins taking lifetime withdrawals after the fifth Contract Anniversary but before the sixth.

    o Because the $5,000 withdrawal in the first year does not exceed the $5,000, GALWA it is not an excess withdrawal, and;
           o  The Lifetime Benefit Basis remains $100,000.
           o  The GALWA remains $5,000.
           o Because the withdrawal is less than or equal to the GALWA, the adjustment to the Minimum Guaranteed Death Benefit is equal to the withdrawal amount, so the new Minimum Guaranteed Death Benefit is $95,000, which is the prior Minimum Guaranteed Death Benefit of $100,000 less the withdrawal of $5,000.
    o On the fifth anniversary the Lifetime Benefit Basis is $132,000. Because there was a Non-lifetime Withdrawal in the first Contract Year, the Benefit Basis does not increase because of the Simple Interest Benefit. Additionally, because the Owner has not taken any withdrawals Because the initial withdrawal, the Simple Interest Benefit commences with the second rider anniversary and the Lifetime Benefit Basis is increased by 8% of the initial Lifetime Benefit Basis for each of the rider anniversaries until the first lifetime withdrawal. In this case, four anniversaries ($8,000 * 4 = $32,000) - Assuming that no prior step ups have occurred to increase the Lifetime Benefit Basis.
    o The GALWA is $7,260 which is 5.50% (the rate for age 73) multiplied by the new Lifetime Benefit Basis of $132,000.
    o  The Owner takes a lifetime withdrawal of $7,260.
    o Because the $7,260 withdrawal does not exceed the GALWA, it is not an excess withdrawal, and;
           o  The Lifetime Benefit Basis remains $132,000.
           o  The GALWA remains $7,260.
           o Because the withdrawal is less than or equal to the GALWA, the adjustment to the Minimum Guaranteed Death Benefit is equal to the withdrawal amount, so the new Minimum Guaranteed Death Benefit is $87,740, which is the prior Minimum Guaranteed Death Benefit of $95,000 less the withdrawal of $7,260.

EXAMPLE 4 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS GREATER THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, the Owner withdraws $50,000 after the third Contract Anniversary (but before the fourth). Assume the Contract Value is $150,000 at the time of the withdrawal, no prior withdrawals have occurred and no prior step ups have occurred. The Minimum Guaranteed Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $124,000. It was increased by 8% of the initial Lifetime Benefit Basis ($8,000) on each of the first three Contract Anniversaries; for a total increase of $24,000 - assumes that the Lifetime Benefit Basis has not been stepped-up to a higher amount.
    o The GALWA at this time, prior to the $50,000 withdrawal, is $6,820 (5.50% rate for age 71 times the $124,000 Lifetime Benefit Basis).
    o The Lifetime Benefit Basis is adjusted to $80,820 because the $50,000 withdrawal exceeds the $6,820 GALWA. The Lifetime Benefit Basis is adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $43,180.
                  o The excess withdrawal is the total withdrawal amount of $50,000 less the GALWA of $6,820 ($50,000 - $6,820
                     = $43,180).
           2. A proportional adjustment of $37,395.73 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $43,180.
                  o  Divided by the Contract Value prior to the withdrawal
                     reduced by the GALWA ($150,000 - $6,820 = $143,180).
                  o  Multiplied by the Lifetime Benefit Basis prior to the
                     withdrawal of $124,000.
                  o  For an adjustment of $43,180 / $143,180 * $124,000
                     = $37,395.73.
    o The larger of these adjustments is $43,180, so the new Lifetime Benefit Basis is $80,820 ($124,000 - $43,180 = $80,820).
    o The GALWA is $4,445.10 after the withdrawal, which is 5.50% (the rate for age 71) of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $50,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $43,180 ($50,000 - $6,820 = $43,180).
                  o  $43,180 / $150,000 * $100,000 - $43,180 = -$14,393.33.
    o The new Minimum Guaranteed Death Benefit after all adjustments is $100,000 - $50,000 - (-$14,393.33) = $64,393.33.

EXAMPLE 5 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS LESS THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, withdraw $50,000 after the third Contract Anniversary but before the fourth, with a Contract Value of $80,000 at the time of the withdrawal (no prior withdrawals or step ups have occurred). The Minimum Guaranteed Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $124,000. It was increased by 8% of the initial basis ($8,000) on each of the first three Contract
       Anniversaries, for a total increase of $24,000.
    o The GALWA at this time (before the $50,000 withdrawal) is $6,820 (5.50% rate for age 71 times the $124,000 Lifetime Benefit Basis.
    o The Lifetime Benefit Basis is adjusted to $50,833.56 because the withdrawal exceeds the $6,820 GALWA. The Lifetime Benefit Basis is adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $43,180.
                  o The excess withdrawal is the total withdrawal amount of $50,000 less the GALWA of $6,820 ($50,000 - $6,820
                     = $43,180).
           2. A proportional adjustment of $37,395.73 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $43,180.
                  o  Divided by the Contract Value prior to the withdrawal
                     reduced by the GALWA ($80,000 - $6,820 = $73,180).
                  o  Multiplied by the Lifetime Benefit Basis prior to the
                     withdrawal of $124,000.
                  o  For an adjustment of $43,180 / $73,180 * $124,000
                     = $73,166.44.
    o The larger of these adjustments is $73,166.44, so the new Lifetime Benefit Basis is $50,833.56 ($124,000 - $73,166.44 = $50,833.56).
    o  The GALWA is $2,795.85, which is 5.50% of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $50,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $43,180 ($50,000 - $6,820 = $43,180).
                  o  $43,180 / $80,000 * $100,000 - $43,180 = $10,795.
    o New Minimum Guaranteed Death Benefit after all adjustments $100,000 - $50,000 - $10,795 = $39,205.

EXAMPLE 6 (STEP UP THE LIFETIME BENEFIT BASIS BEFORE WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume no withdrawals have been taken, no prior step ups have occurred, and the Contract Value on the third Contract Anniversary is $145,000.

    o The existing Lifetime Benefit Basis is $124,000. It was increased by 8% of the initial basis ($8,000) on each of the first three Contract Anniversaries.
    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $145,000.
    o The GALWA after the step up is $7,975 (5.50% rate for age 71 times the $145,000 stepped-up Lifetime Benefit Basis).
           NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Guaranteed Death Benefit remains $100,000 - it is not impacted by a step up.

EXAMPLE 7 (STEP UP THE LIFETIME BENEFIT BASIS AFTER WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume the Owner began receiving the $5,000 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Contract Value on the third Contract Anniversary is $110,000.

    o The Lifetime Benefit Basis before step up is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the Simple Interest Benefit.
    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $110,000.
    o The GALWA after the step up is $5,500 (5% rate for age 68 - the withdrawal percentage is locked in based on the age at the time of the first lifetime withdrawal).
           NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Guaranteed Death Benefit would be $85,000, the initial $100,000 reduced for each of the $5,000 withdrawals previously taken.

EXAMPLE 8 (ANNIVERSARY WHERE CONTRACT VALUE IS LESS THAN LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, assume the Owner began receiving the $5,000 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Contract Value on the third Contract Anniversary is $95,000.

    o The Lifetime Benefit Basis is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the Simple Interest Benefit.
    o The Owner cannot step up the Lifetime Benefit Basis because the current Contract Value is less than the current Benefit Basis.
    o The GALWA remains at $5,000 (5% rate for age 68 - the time of the first withdrawal).
    o  Because no step up occurs, the GALWA does not change.

    o The Minimum Guaranteed Death Benefit would be $85,000, the initial $100,000 reduced for each of the $5,000 withdrawals previously taken.

EXAMPLE 9 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED - FIRST EXCESS WITHDRAWAL OF THE RIDER YEAR): Starting with the Base Assumptions, the Owner begins making monthly withdraws of $416.67 immediately. After 10 withdrawals have taken place, the Owner makes an additional $10,000 withdrawal. Assume the Contract Value is $105,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is before the additional withdrawal is $100,000. Because the prior withdrawals were not excess withdrawals, the Lifetime Benefit Basis has not changed.
    o The GALWA at this time, prior to the $10,000 withdrawal, is $5,000. There has been a total of $4,166.70 withdrawn to this point this year (10 withdrawals of $416.67). The remaining lifetime withdrawal for the contract year is $833.30 ($5,000 - $4,166.70 = $833.30).
    o The excess withdrawal amount is $9,166.70 which is the $10,000 withdrawal amount less the $833.30 of lifetime withdrawal remaining for the year.
    o The new Lifetime Benefit Basis is $90,833.70 because the $10,000 withdrawal exceeds the $833.30 remaining GALWA. The Lifetime Benefit Basis adjusted by the greater of (1) or (2) below:
           1. The amount of the excess withdrawal: $9,166.70
                  o The excess withdrawal is the total withdrawal amount of $10,000 less the remaining GALWA of $833.30 ($10,000 - $833.30 = $9,166.70)
           2. A proportional adjustment of $8,800.03 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $9,166.70.
                  o Divided by the Contract Value prior to the withdrawal reduced by the remaining GALWA ($105,000 - $833.30
                     = $104,166.70).
                  o Multiplied by the Lifetime Benefit Basis prior to the withdrawal of $100,000.
                  o  For an adjustment of $9,166.70 / $104,166.70 * $100,000
                     = $8,800.03.
    o The larger of these adjustments is $9,166.70, so the new Lifetime Benefit Basis is $90,833.30 ($100,000 - $9,166.70 = $90,833.30).
    o The GALWA is $4,541.67 after the withdrawal, which is 5% (the rate for age 68) of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The Minimum Guaranteed Death Benefit before the withdrawal is $95,833.30. The initial $100,000 has been reduced a total of $4,166.70 for the 10 prior withdrawals.
    o Because the withdrawal is an excess withdrawal, the Minimum Guaranteed Death Benefit will be adjusted as follows:
           1. The Minimum Guaranteed Death Benefit will be reduced by $10,000 for the withdrawal.
           2. There will be an additional adjustment for the excess withdrawal amount of $9,166.70 ($10,000 - $833.30 = $9,166.70).
                  o  $9,166.70 / $105,000 * $95,833.30 - $9,166.70 = -$820.27
    o The new Minimum Guaranteed Death Benefit after all adjustments $95,833.30 - $10,000 - (-$820.27) = $86,633.57.

EXAMPLE 10 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED WHEN THERE WAS A PRIOR EXCESS WITHDRAWAL DURING THE RIDER YEAR): Starting with Example 9, the Owner chooses to take an additional $25,000 withdrawal before the next rider anniversary. Assume the Contract Value is $80,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis before the withdrawal is $90,833.30 as adjusted for the previous excess withdrawal.
    o The GALWA at this time, prior to this withdrawal, is $4,541.67. However, because there has already been an excess withdrawal, the remaining lifetime withdrawal for this rider year is zero.
    o Because the remaining lifetime withdrawal for this rider year is zero, the entire withdrawal is an excess withdrawal.
    o The new Lifetime Benefit Basis is $62,447.89 because the $25,000 is an excess withdrawal, the Lifetime Benefit Basis adjusted by the greater of
       (1) or (2) below:
           1. The amount of the excess withdrawal: $25,000
           2. A proportional adjustment of $28,385.41 for the amount of the excess withdrawal calculated as follows:
                  o  The excess withdrawal amount of $25,000.
                  o Divided by the contract value prior to the withdrawal reduced by the remaining GALWA ($80,000 - $0 = $80,000).
                  o Multiplied by the Lifetime Benefit Basis prior to the withdrawal of $90,833.30.
                  o  For an adjustment of $25,000 / $80,000 * $90,833.30
                     = $28,385.41.
    o The larger of these adjustments is $28,385.41, so the new Lifetime Benefit Basis is $62,447.89 ($90,833.30 - $28,385.41 = $62,447.89).
    o The GALWA is $3,122.39, which is 5% of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The Minimum Guaranteed Death Benefit before the withdrawal is $86,633.57, as adjusted for the previous withdrawals.
    o Because the withdrawal is an excess withdrawal, the death benefit will be adjusted as follows:

              1. The Minimum Guaranteed Death Benefit will be reduced by $25,000 for the withdrawal.
              2. There will be an additional adjustment for the excess withdrawal amount of $25,000.
                        o    $25,000 / $80,000 * $86,633.57 - $25,000 =
                             $2,072.99.
    o The new Minimum Guaranteed Death Benefit after all adjustments $86,633.57 - $25,000 - $2,072.99 = $59,560.58.

     CONVERSION FROM A PRINCIPAL PROTECTOR (GUARANTEED MINIMUM ACCUMULATION BENEFIT) TO AN INCOME PROTECTOR (GUARANTEED LIFETIME WITHDRAWAL BENEFIT) -
                                INCOME NOW OPTION

EXAMPLE 1 (CONVERSION WHEN NO PRIOR WITHDRAWALS HAVE OCCURRED - CONTRACT VALUE IS GREATER THEN THE GUARANTEED MINIMUM ACCUMULATION BENEFIT BASIS AT TIME OF CONVERSION): A Contract Owner purchases a contract with a Guaranteed Minimum Accumulation Benefit rider at age 60. At age 65, the Owner decides to convert to an Income Now Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000, no withdrawals have occurred and no additional deposits have been made. The Contract Value is $125,000 and the Guaranteed Minimum Accumulation Benefit Basis is $100,000 at the time of the conversion. Upon conversion:

    o The Lifetime Benefit Basis is $125,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the Contract Value).
    o The GALWA is $7,125 (5.70% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $130,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $143,750 (it was increased by $3,750 - 3% of $125,000 each year).
    o The GALWA is $8,912.50 (6.20% - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $8,912.50, and the GALWA will remain $8,912.50 unless the Owner steps up the Benefit Basis.

EXAMPLE 2 (CONVERSION WHEN NO PRIOR WITHDRAWALS HAVE OCCURRED - CONTRACT VALUE IS LESS THEN THE GUARANTEED MINIMUM ACCUMULATION BENEFIT BASIS AT TIME OF CONVERSION): A Contract Owner purchases a Contract with a Guaranteed Minimum Accumulation Benefit rider at age 60. At age 65, the Owner decides to convert to an Income Now Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000, no withdrawals have occurred and no additional deposits have been made. The Contract Value is $85,000 at the time of the conversion and the Guaranteed Minimum Accumulation Benefit Basis is $100,000. Upon conversion:

    o The Lifetime Benefit Basis is $100,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the Contract Value).
    o The GALWA is $5,700 (5.70% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $130,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $115,000 (it was increased by $3,000 - 3% of $100,000 each rider year).
    o The GALWA is $7,130 (6.20% - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $7,130, and the GALWA will remain $7,130 unless the Owner steps up the Benefit Basis.

EXAMPLE 3 (CONVERSION WHEN WITHDRAWALS HAVE OCCURRED): A contract owner purchases a contract with a Guaranteed Minimum Accumulation Benefit rider at age
60. At age 65, the Owner decides to convert to an Income Now Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000 and no additional deposits have been made. The Contract Owner previously withdrew $50,000. The Contract Value is $75,000 at the time of the conversion and the Guaranteed Minimum Accumulation Benefit Basis is $50,000 - as adjusted for the prior withdrawal. Upon conversion:

    o The Lifetime Benefit Basis is $75,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the Contract Value).
    o The GALWA is $4,275 (5.70% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $80,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $86,250 (it was increased by $2,250 - 3% of $75,000 each year).
    o The GALWA is $5,347.50 (6.20% - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $5,347.50, and the GALWA will remain $5,347.50 unless the Owner steps up the Benefit Basis.

CONVERSION FROM A PRINCIPAL PROTECTOR (GUARANTEED MINIMUM ACCUMULATION BENEFIT) TO AN INCOME PROTECTOR (GUARANTEED LIFETIME WITHDRAWAL BENEFIT) - INCOME LATER
                                     OPTION

EXAMPLE 1 (CONVERSION WHEN NO PRIOR WITHDRAWALS HAVE OCCURRED - CONTRACT VALUE IS GREATER THEN THE GUARANTEED MINIMUM ACCUMULATION BENEFIT BASIS AT TIME OF CONVERSION): A Contract Owner purchases a Contract with a Guaranteed Minimum Accumulation Benefit rider at age 60. At age 65, the Owner decides to convert to an Income Later Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000, no withdrawals have occurred and no additional deposits have been made. The Contract Value is $125,000 at the time of the conversion and the Guaranteed Minimum Accumulation Benefit Basis is $100,000. Upon conversion:

    o The Lifetime Benefit Basis is $125,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the contract value).
    o The GALWA is $6,250 (5% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $130,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $175,000 (it was increased by $10,000 - 8% of $125,000 each year).
    o The GALWA is $9,625 (5.50% - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $9,625, and the GALWA will remain $9,625 unless the Owner steps up the Benefit Basis.

EXAMPLE 2 (CONVERSION WHEN NO PRIOR WITHDRAWALS HAVE OCCURRED - CONTRACT VALUE IS LESS THEN THE GMAB BASIS AT TIME OF CONVERSION): A Contract Owner purchases a Contract with a Guaranteed Minimum Accumulation Benefit rider at age 60. At age 65, the Owner decides to convert to an Income Later Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000, no withdrawals have occurred and no additional deposits have been made. The Contract Value is $85,000 at the time of the conversion and the Guaranteed Minimum Accumulation Benefit Basis is $100,000. Upon conversion:

    o The Lifetime Benefit Basis is $100,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the Contract Value).
    o The GALWA is $5,000 (5% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $130,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $140,000 (it was increased by $8,000 - 8% of $100,000 each year).
    o The GALWA is $7,700 (5.50% - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $7,700, and the GALWA will remain $7,700 unless the Owner steps up the Benefit Basis.

EXAMPLE 3 (CONVERSION WHEN WITHDRAWALS HAVE OCCURRED): A Contract Owner purchases a Contract with a Guaranteed Minimum Accumulation Benefit rider at age
60. At age 65, the Owner decides to convert to an Income Later Guaranteed Lifetime Withdrawal Benefit rider. The initial premium on the Contract is $100,000 and no additional deposits have been made. The Contract Owner previously withdrew $50,000. The Contract Value is $75,000 at the time of the conversion and the Guaranteed Minimum Accumulation Benefit Basis is $50,000 - as adjusted for the prior withdrawal. Upon conversion:

    o The Lifetime Benefit Basis is $75,000 (the greater of the Guaranteed Minimum Accumulation Benefit Basis and the Contract Value).
    o The GALWA is $3,750 (5% - the withdrawal percentage for age 65 multiplied by the Lifetime Benefit Basis). This amount is available immediately.

If the Owner waits at least five years (but less than six) after conversion before taking the first withdrawal, the Contract Value is $90,000 at the time of the first withdrawal, and no step ups have occurred:

    o The Lifetime Benefit Basis is $105,000 (it was increased by $6,000 - 8% of $75,000 each year).
    o The GALWA is $5,775 (5.50 % - the withdrawal percentage for age 70 multiplied by the Lifetime Benefit Basis).
    o The Owner withdraws $5,775, and the GALWA will remain $5,775 unless the Owner steps up the Benefit Basis.

                                   APPENDIX F
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS GENERALLY ISSUED AFTER NOVEMBER 23,
                           2008 BUT BEFORE MAY 1, 2009

Guaranteed Lifetime Withdrawal Benefit riders issued after November 23, 2008 but before May 1, 2009 have the same features described in this Prospectus for the Guaranteed Lifetime Withdrawal Benefit riders, except as discussed in this Appendix. This discussion is applicable to riders issued between the dates set forth above as well riders that may be issued on or after May 1, 2009 in states that have not approved a more current version of this rider or riders that may be issued in connection with applications signed prior to May 1, 2009.

Amount of your GALWA. The annual lifetime benefit percentages for Annuitants under the Income Now rider is as follows:

                 ----------------------------------------------
                                             Joint Annuitants
                                              - Attained Age
                    Attained Age of             of Younger
                       Annuitant                Annuitant(1)
                 ----------------------------------------------
                    Age     Percentage        Age    Percentage
                 ----------------------------------------------
                   55-58      4.75%          55-58     3.75%
                 ----------------------------------------------
                   59-64      5.25%          59-64     4.25%
                 ----------------------------------------------
                   65-69      5.75%          65-69     4.75%
                 ----------------------------------------------
                   70-74      6.25%          70-74     5.25%
                 ----------------------------------------------
                   75-79      6.75%          75-79     5.75%
                 ----------------------------------------------
                    80+       7.25%           80+      6.25%
                 ----------------------------------------------

(1)If only one Annuitant is living at the time of your first withdrawal, the percentages shown above currently will be increased by 1%.

The annual lifetime benefit percentages for Annuitants under the Income Later rider is as follows:

          -----------------------------------------------------------
                            Attained Age of Annuitant
          -----------------------------------------------------------
           Age               55-58       59-69       70-79       80+
          -----------------------------------------------------------
           Percentage         4.5          5          5.5         6
          -----------------------------------------------------------

      -------------------------------------------------------------------
             Joint Annuitants - Attained Age of Younger Annuitant(1)
      -------------------------------------------------------------------
       Age                    55-58        59-69        70-79        80+
      -------------------------------------------------------------------
       Percentage              3.5           4           4.5          5
      -------------------------------------------------------------------

(1)If only one Annuitant is living at the time of your first withdrawal, the percentages shown above currently will be increased by 1%.

Extra Credit Plan. The Purchase Payment Credit enhancement of 6% is not available.

Withdrawals in General. The Non-Lifetime Withdrawal is not available.

Excess Withdrawals. Each time there is an excess withdrawal, the Lifetime Benefit Basis will be reset to equal the lesser of:

    (1) the Contract Value immediately following the withdrawal; or

    (2) the previous Lifetime Benefit Basis reduced dollar for dollar by (i) the total of all partial withdrawals to date during the current rider year, if the withdrawal is the first excess withdrawal to be made during the rider year, otherwise (ii) the amount of the withdrawal.

Simple Interest Benefit. Under the Income Now rider, the Simple Interest Benefit increase will equal simple interest of 5% of the Lifetime Benefit Basis at the end of the first rider year (before any step-up increases).

Under the Income Later rider, the Simple Interest Benefit increase will equal simple interest of 10% of the Lifetime Benefit Basis at the end of the first rider year (before any step-up increase).

Termination. The rider does not terminate upon change of ownership of the Contract.

Rider Charge. The maximum annual charge is 1.75% and the current annual charge is 0.70% of average daily Benefit Basis for the prior Contract Year.

                               *        *        *

EXAMPLES

                                INCOME NOW OPTION

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 choosing the B-Share option and an issue age of 64.

This means:

    o  The Lifetime Benefit Basis is $100,000; and

    o The guaranteed annual lifetime withdrawal amount is $5,250 (GALWA) if a withdrawal is taken immediately (5.25% rate for withdrawals beginning at attained age 64 * $100,000).
    o  The Minimum Guaranteed Death Benefit provided by the rider is $100,000.
    o All withdrawal figures shown indicate the total amount withdrawn from the Contract and, assume that no surrender charge applies. Any surrender charge will reduce the amount payable to the Owner.
    o The death benefit adjustment calculations described here do not apply to death benefits that are not provided by the Guaranteed Lifetime Withdrawal Benefit rider chosen.

EXAMPLE 1 (ADDITIONAL PURCHASE PAYMENT DURING THE WINDOW PERIOD): Starting with the Base Assumptions, the Owner makes an additional purchase payment of $50,000 within the window period.

    o The Lifetime Benefit Basis is $150,000, which is the prior Lifetime Benefit Basis plus the additional purchase payment; and
    o The guaranteed annual lifetime withdrawal amount is $7,875, which is 5.25% of the new Lifetime Benefit Basis.
    o The Minimum Death Benefit is $150,000, which is the prior death benefit plus the additional purchase payment.

EXAMPLE 2 (LIFETIME WITHDRAWALS BEGIN BEFORE THE FIRST ANNIVERSARY): Starting with the Base Assumptions, the Owner withdraws the GALWA ($5,250 = $100,000 * 5.25%) before the first Contract Anniversary.

    o The Lifetime Benefit Basis is $100,000, this does not change because the withdrawal does not exceed the $5,250 GALWA; and
    o The GALWA is $5,250; this does not change because the withdrawal does not exceed the $5,250 GALWA.
    o Because the withdrawal is less than or equal to the GALWA the adjustment to the death benefit is equal to the withdrawal amount, so the new guaranteed death benefit is $94,750, which is the prior minimum death benefit of $100,000 less the withdrawal of $5,250.

EXAMPLE 3 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS GREATER THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, the Owner withdraws $50,000 after the third Contract Anniversary (but before the fourth). Assume the Contract Value is $150,000 at the time of the withdrawal, no prior withdrawals have occurred and no prior step ups have occurred. The Minimum Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $115,000. It was increased by 5% of the initial Lifetime Benefit Basis ($5,000) on each of the first three Contract Anniversaries; for a total increase of $15,000 - assumes that the lifetime basis has not been stepped-up to a higher amount.
    o The guaranteed annual lifetime withdrawal at this time, prior to the $50,000 withdrawal, is $6,612.50 (5.75% rate for age 67 times the $115,000 Lifetime Benefit Basis).
    o The Lifetime Benefit Basis is adjusted to $65,000 because the $50,000 withdrawal exceeds the $6,612.50 GALWA. The adjusted amount is the lesser of (1) or (2) below:
          1. The prior Lifetime Benefit Basis less the withdrawal: $115,000 - $50,000 = $65,000; or
          2. The Contract Value after the withdrawal: $150,000 - $50,000 = $100,000.
    o The GALWA is $3,737.50 after the withdrawal, which is 5.75% (the rate for age 67) of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the death benefit will be adjusted as follows
          1.  The death benefit will be reduced by $50,000 for the withdrawal.
          2. There will be an additional adjustment for the excess withdrawal amount of $43,387.50 ($50,000 - $6,612.50 = $43,387.50).
                 o  $43,387.50 / $150,000 * $100,000 - $43,765 = -$14,462.50
    o New death benefit after all adjustments $100,000 - $50,000 - (-$14,462.50) = $64,462.50

EXAMPLE 4 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS LESS THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, withdraw $50,000 after the third Contract Anniversary but before the fourth, with a Contract Value of $80,000 at the time of the withdrawal (no prior withdrawals or step ups have occurred). The Minimum Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $115,000. It was increased by 5% of the initial basis ($5,000) on each of the first three Contract Anniversaries, for a total increase of $15,000.
    o The guaranteed lifetime withdrawal at this time (before the $50,000 withdrawal) is $6,612.50 (5.75% rate for age 67 times the $115,000 Lifetime Benefit Basis.
    o The Lifetime Benefit Basis is adjusted to $30,000 because the withdrawal exceeds the $6,612.50 GALWA. The adjusted value is the lesser of (1) or
       (2) below:

          1. The prior Lifetime Benefit Basis less the withdrawal: $115,000 - $50,000 = $65,000; or
          2.  The Contract Value after the withdrawal: $80,000 - $50,000 =
              $30,000
    o  The GALWA is $1,725, which is 5.75% of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the death benefit will be adjusted as follows
          1.  The death benefit will be reduced by $50,000 for the withdrawal.

          2. There will be an additional adjustment for the excess withdrawal amount of $43,387.50 ($50,000 - $6,612.50 = $43,387.50).
                 o  $43,387.50 / $80,000 * $100,000 - $43,387.50 = $10,846.88
    o New death benefit after all adjustments $100,000 - $50,000 - $10,846.88 = $39,153.13

EXAMPLE 5 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED - FIRST EXCESS WITHDRAWAL OF THE RIDER YEAR): Starting with the Base Assumptions, the Owner begins making monthly withdraws of $437.50 immediately. After 10 withdrawals have taken place, the Owner makes an additional $10,000 withdrawal. Assume the Contract Value is $105,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is before the additional withdrawal is $100,000. Because the prior withdrawals were not excess withdrawals, the Lifetime Benefit Basis has not changed.
    o The guaranteed annual lifetime withdrawal at this time, prior to the $10,000 withdrawal, is $5,250. There has been a total of $4,375 withdrawn to this point this year (10 withdrawals of $437.50). The remaining lifetime withdrawal for the Contract Year is $875 ($5,250 - $4,375 = $875).
    o Because the prior withdrawals were not excess withdrawals, the excess withdrawal adjustment will use the total withdrawals for the rider year or $14,375, the $4,375 of prior withdrawals plus the $10,000 withdrawal.
    o The Lifetime Benefit Basis is adjusted to $85,625 because the $10,000 withdrawal exceeds the $875 GALWA remaining for the year. The adjusted amount is the lesser of (1) or (2) below:
          1. The prior Lifetime Benefit Basis decreased by total withdrawals for the year: $100,000 - $14,375 = $85,625; or
          2. The Contract Value after the withdrawal: $105,000 - $10,000 = $95,000.
    o The GALWA is $4,495.31 after the withdrawal, which is 5.25% (the rate for age 64) of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The death benefit before the withdrawal is $95,625. The initial $100,000 has been reduced a total of $4,375 for the 10 prior withdrawals.
    o Because the withdrawal is an excess withdrawal, the death benefit will be adjusted as follows
          1.  The death benefit will be reduced by $10,000 for the withdrawal.
          2. There will be an additional adjustment for the excess withdrawal amount of $9,125 ($10,000 - $875 = $9,125).
                 o  $9,125 / $105,000 * $95,625 - $9,125 = -$814.73
    o New death benefit after all adjustments $95,625 - $10,000 - (-$814.73) = $86,439.73

EXAMPLE 6 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED WHEN THERE WAS A PRIOR EXCESS WITHDRAWAL DURING THE RIDER YEAR): Starting with Example 6, the Owner chooses to take an additional $25,000 withdrawal before the next rider anniversary. Assume the Contract Value is $80,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis before the withdrawal is $85,625 as adjusted for the previous excess withdrawal.
    o The guaranteed annual lifetime withdrawal at this time, prior to this withdrawal, is $4,495.31. However, because there has already been an excess withdrawal, the remaining lifetime withdrawal for this rider year is zero.
    o Because there was a prior excess withdrawal this year, the excess withdrawal adjustment will use amount of this withdrawal.
    o The Lifetime Benefit Basis is adjusted to $55,000 because the withdrawal is an excess withdrawal. The adjusted value is the lesser of (1) or (2) below:
          1. The prior Lifetime Benefit Basis less the withdrawal: $85,625 - $25,000 = $60,625; or
          2.  The Contract Value after the withdrawal: $80,000 - $25,000 =
              $55,000
    o The GALWA is $2,887.50, which is 5.25% of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The death benefit before the withdrawal is $86,439.73, as adjusted for the previous withdrawals.
    o Because the withdrawal is an excess withdrawal, the death benefit will be adjusted as follows
          1.  The death benefit will be reduced by $25,000 for the withdrawal.
          2. There will be an additional adjustment for the excess withdrawal amount of $25,000.
                 o  $25,000 / $80,000 * $86,439.73 - $25,000 = $2,012.42
    o New death benefit after all adjustments $86,439.73 - $25,000 - $2,012.42 = $59,427.31

EXAMPLE 7 (STEP UP THE LIFETIME BENEFIT BASIS BEFORE WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume no withdrawals have been taken, no prior step ups have occurred, and the Value of the Contract on the third Contract Anniversary is $125,000.

    o The existing Lifetime Benefit Basis is $115,000. It was increased by 5% of the initial basis ($5,000) on each of the first three Contract Anniversaries.
    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $125,000.
    o The guaranteed annual lifetime withdrawal after the step up is $7,187.50 (5.75% rate for age 67 times the $125,000 stepped-up Lifetime Benefit Basis).
          NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Death Benefit remains $100,000 - it is not impacted by a step up.

EXAMPLE 8 (STEP UP THE LIFETIME BENEFIT BASIS AFTER WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume the Owner began receiving their $5,250 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Value of the Contract on the third Contract Anniversary is $110,000.

    o The Lifetime Benefit Basis before step up is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the simple interest increase.
    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $110,000.
    o The guaranteed annual lifetime withdrawal after the step up is $6,325 (5.75% rate for age 67 - Because a step up occurs, the withdrawal percentage is reestablished based on the current age at the time of the step up.).
          NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Death Benefit would be $84,250, the initial $100,000 reduced for each of the $5,250 withdrawals previously taken.

EXAMPLE 9 (ANNIVERSARY WHERE CONTRACT VALUE IS LESS THAN LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, assume the Owner began receiving their $5,250 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Value of the Contract on the third Contract Anniversary is $95,000.

    o The Lifetime Benefit Basis is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the simple interest increase.
    o The Owner cannot step up the Lifetime Benefit Basis because the current Contract Value is less than the current Benefit Basis.
    o The guaranteed annual lifetime withdrawal remains at $5,250 (5.25% rate for age 64 - the time of the first withdrawal.
    o  Because no step up occurs, the withdrawal percentage does not change.
    o The Minimum Death Benefit would be $84,250, the initial $100,000 reduced for each of the $5,250 withdrawals previously taken.

                               INCOME LATER OPTION

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 choosing the B-Share option and an issue age of 68.

This means:

    o  The Lifetime Benefit Basis is $100,000; and
    o The guaranteed annual lifetime withdrawal amount is $5,000 (GALWA) if a withdrawal is taken immediately (5% rate for withdrawals beginning at attained age 68 * $100,000).
    o  The Minimum Guaranteed Death Benefit provided by the rider is $100,000.
    o All withdrawal figures shown indicate the total amount withdrawn from the Contract and, assume that no surrender charge applies. Any surrender charge will reduce the amount payable to the Owner.
    o The death benefit adjustment calculations described here do not apply to death benefits that are not provided by the Guaranteed Lifetime Withdrawal Benefit rider chosen.

EXAMPLE 1 (ADDITIONAL PURCHASE PAYMENT DURING THE WINDOW PERIOD): Starting with the Base Assumptions, the Owner makes an additional purchase payment of $50,000 within the window period.

    o The Lifetime Benefit Basis is $150,000, which is the prior Lifetime Benefit Basis plus the additional purchase payment; and
    o The guaranteed annual lifetime withdrawal amount is $7,500, which is 5% of the new Lifetime Benefit Basis.
    o The Minimum Death Benefit is $150,000, which is the prior death benefit plus the additional purchase payment.

EXAMPLE 2 (LIFETIME WITHDRAWALS BEGIN BEFORE THE FIRST ANNIVERSARY): Starting with the Base Assumptions, the Owner withdraws the GALWA ($5,000 = $100,000 * 5%) before the first Contract Anniversary.

    o The Lifetime Benefit Basis is $100,000, this does not change because the withdrawal does not exceed the $5,000 GALWA; and
    o The GALWA is $5,000; this does not change because the withdrawal does not exceed the $5,000 GALWA.
    o Because the withdrawal is less than or equal to the GALWA the adjustment to the death benefit is equal to the withdrawal amount, so the new guaranteed death benefit is $95,000, which is the prior minimum death benefit of $100,000 less the withdrawal of $5,000.

EXAMPLE 3 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS GREATER THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, the Owner withdraws $50,000 after the third Contract Anniversary (but before the fourth). Assume the Contract Value is $150,000 at the time of the withdrawal, no prior withdrawals have occurred and no prior step ups have occurred. The Minimum Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $130,000. It was increased by 10% of the initial Lifetime Benefit Basis ($10,000) on each of the first three Contract Anniversaries; for a total increase of $30,000 - assumes that the lifetime basis has not been stepped-up to a higher amount.
    o The guaranteed annual lifetime withdrawal at this time, prior to the $50,000 withdrawal, is $7,150 (5.50% rate for age 71 times the $130,000 Lifetime Benefit Basis).
    o The Lifetime Benefit Basis is adjusted to $80,000 because the $50,000 withdrawal exceeds the $7,150 GALWA. The adjusted amount is the lesser of
       (1) or (2) below:
          1. The prior Lifetime Benefit Basis less the withdrawal: $130,000 - $50,000 = $80,000; or
          2. The Contract Value after the withdrawal: $150,000 - $50,000 = $100,000.
    o The GALWA is $4,400 after the withdrawal, which is 5.50% (the rate for age 71) of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the death benefit will be adjusted as follows
          1.  The death benefit will be reduced by $50,000 for the withdrawal.
          2. There will be an additional adjustment for the excess withdrawal amount of $42,850 ($50,000 - $7,150 = $42,850).
                 o  $42,850 / $150,000 * $100,000 - $42,850 = -$13,500
    o New death benefit after all adjustments $100,000 - $50,000 - (-$13,500) = $63,500

EXAMPLE 4 (EXCESS WITHDRAWAL WHEN THE CONTRACT VALUE IS LESS THAN THE LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, withdraw $50,000 after the third Contract Anniversary but before the fourth, with a Contract Value of $80,000 at the time of the withdrawal (no prior withdrawals or step ups have occurred). The Minimum Death Benefit is $100,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is $130,000. It was increased by 10% of the initial basis ($10,000) on each of the first three Contract Anniversaries, for a total increase of $30,000.
    o The guaranteed lifetime withdrawal at this time (before the $50,000 withdrawal) is $7,150 (5.50% rate for age 71 times the $130,000 Lifetime Benefit Basis.
    o The Lifetime Benefit Basis is adjusted to $30,000 because the withdrawal exceeds the $7,150 GALWA. The adjusted value is the lesser of (1) or (2) below:
          1. The prior Lifetime Benefit Basis less the withdrawal: $130,000 - $50,000 = $80,000; or
          2.  The Contract Value after the withdrawal: $80,000 - $50,000 =
              $30,000
    o  The GALWA is $1,650, which is 5.50% of the new Lifetime Benefit Basis.
    o Because the withdrawal amount exceeds the GALWA, the death benefit will be adjusted as follows
          1.  The death benefit will be reduced by $50,000 for the withdrawal.
          2. There will be an additional adjustment for the excess withdrawal amount of $42,850 ($50,000 - $7,150 = $42,850).
                 o  $42,850 / $80,000 * $100,000 - $42,850 = $10,875
    o New death benefit after all adjustments $100,000 - $50,000 - $10,875 = $39,125

EXAMPLE 5 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED - FIRST EXCESS WITHDRAWAL OF THE RIDER YEAR): Starting with the Base Assumptions, the Owner begins making monthly withdraws of $416.67 immediately. After 10 withdrawals have taken place, the Owner makes an additional $10,000 withdrawal. Assume the Contract Value is $105,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis is before the additional withdrawal is $100,000. Because the prior withdrawals were not excess withdrawals, the Lifetime Benefit Basis has not changed.
    o The guaranteed annual lifetime withdrawal at this time, prior to the $10,000 withdrawal, is $5,000. There has been a total of $4,166.70 withdrawn to this point this year (10 withdrawals of $416.67). The remaining lifetime withdrawal for the Contract Year is $833.30 ($5,000 - $4,166.70 = $833.30).
    o Because the prior withdrawals were not excess withdrawals, the excess withdrawal adjustment will use the total withdrawals for the rider year or $14,166.70, the $4,166.70 of prior withdrawals plus the $10,000 withdrawal.
    o The Lifetime Benefit Basis is adjusted to $85,833.30 because the $10,000 withdrawal exceeds the $875 GALWA remaining for the year. The adjusted amount is the lesser of (1) or (2) below:
          1. The prior Lifetime Benefit Basis decreased by total withdrawals for the year: $100,000 - $14,166.70 = $85,833.30; or
          2. The Contract Value after the withdrawal: $105,000 - $10,000 = $95,000.
    o The GALWA is $4,291.66 after the withdrawal, which is 5% (the rate for age 68) of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The death benefit before the withdrawal is $95,833.30. The initial $100,000 has been reduced a total of $4,166.70 for the 10 prior withdrawals.
    o Because the withdrawal is an excess withdrawal, the death benefit will be adjusted as follows
          1.  The death benefit will be reduced by $10,000 for the withdrawal.
          2. There will be an additional adjustment for the excess withdrawal amount of $9,166.70 ($10,000 - $833.30 = $9,166.70).
                 o  $9,166.70 / $105,000 * $95,833.30 - $9,166.70 = -$820.27
    o New death benefit after all adjustments $95,833.30 - $10,000 - (-$820.27) = $86,633.57

EXAMPLE 6 (EXCESS WITHDRAWAL AFTER LIFETIME WITHDRAWALS HAVE STARTED WHEN THERE WAS A PRIOR EXCESS WITHDRAWAL DURING THE RIDER YEAR): Starting with Example 6, the Owner chooses to take an additional $25,000 withdrawal before the next rider anniversary. Assume the Contract Value is $80,000 at the time of the withdrawal.

    o The Lifetime Benefit Basis before the withdrawal is $85,833.30 as adjusted for the previous excess withdrawal.
    o The guaranteed annual lifetime withdrawal at this time, prior to this withdrawal, is $4,291.66. However, because there has already been an excess withdrawal, the remaining lifetime withdrawal for this rider year is zero.
    o Because there was a prior excess withdrawal this year, the excess withdrawal adjustment will use amount of this withdrawal.
    o The Lifetime Benefit Basis is adjusted to $55,000 because the withdrawal is an excess withdrawal. The adjusted value is the lesser of (1) or (2) below:
          1. The prior Lifetime Benefit Basis less the withdrawal: $85,833.30 - $25,000 = $60,833.30; or
          2.  The Contract Value after the withdrawal: $80,000 - $25,000 =
              $55,000
    o The GALWA is $2,750, which is 5% of the new Lifetime Benefit Basis. This amount will be available after the next rider anniversary.
    o The death benefit before the withdrawal is $86,633.57, as adjusted for the previous withdrawals.
    o Because the withdrawal is an excess withdrawal, the death benefit will be adjusted as follows
          1.  The death benefit will be reduced by $25,000 for the withdrawal.
          2. There will be an additional adjustment for the excess withdrawal amount of $25,000.
                 o  $25,000 / $80,000 * $86,633.57 - $25,000 = $2,072.99
    o New death benefit after all adjustments $86,633.57 - $25,000 - $2,072.99 = $59,560.58

EXAMPLE 7 (STEP UP THE LIFETIME BENEFIT BASIS BEFORE WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume no withdrawals have been taken, no prior step ups have occurred, and the Value of the Contract on the third Contract Anniversary is $145,000.

    o The existing Lifetime Benefit Basis is $130,000. It was increased by 10% of the initial basis ($10,000) on each of the first three Contract Anniversaries.
    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $145,000.
    o The guaranteed annual lifetime withdrawal after the step up is $7,975 (5.50% rate for age 71 times the $145,000 stepped-up Lifetime Benefit Basis).
          NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Death Benefit remains $100,000 - it is not impacted by a step up.

EXAMPLE 8 (STEP UP THE LIFETIME BENEFIT BASIS AFTER WITHDRAWALS HAVE STARTED):
Starting with the Base Assumptions, assume the Owner began receiving their $5,000 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Value of the Contract on the third Contract Anniversary is $110,000.

    o The Lifetime Benefit Basis before step up is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the simple interest increase.
    o The Owner chooses to step up the Lifetime Benefit Basis to the Contract Value of $110,000.
    o The guaranteed annual lifetime withdrawal after the step up is $5,000 (5% rate for age 68 - The withdrawal percentage is established based on current age at the time of the first withdrawal, and does not change once withdrawals have started).
          NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.
    o The Minimum Death Benefit would be $85,000, the initial $100,000 reduced for each of the $5,000 withdrawals previously taken.

EXAMPLE 9 (ANNIVERSARY WHERE CONTRACT VALUE IS LESS THAN LIFETIME BENEFIT BASIS): Starting with the Base Assumptions, assume the Owner began receiving their $5,000 GALWA beginning in the first Contract Year and no additional excess withdrawals have been taken. Also assumes that no prior step ups have occurred. The Value of the Contract on the third Contract Anniversary is $95,000.

    o The Lifetime Benefit Basis is $100,000. Because withdrawals began immediately, the Lifetime Benefit Basis did not increase due to the simple interest increase.
    o The Owner cannot step up the Lifetime Benefit Basis because the current Contract Value is less than the current Benefit Basis.
    o The guaranteed annual lifetime withdrawal remains at $5,000 (5% rate for age 68 - the time of the first withdrawal.
    o Because no step up occurs, the lifetime withdrawal amount does not change.
    o The Minimum Death Benefit would be $85,000, the initial $100,000 reduced for each of the $5,000 withdrawals previously taken.

                                   APPENDIX J
 GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDERS GENERALLY ISSUED AFTER APRIL 30,
                        2009 BUT BEFORE OCTOBER 19, 2009


================================================================================


Guaranteed Minimum Accumulation Benefit riders issued after April 30, 2009 but before October 19, 2009 have the same features discussed in this Prospectus, except as described in this Appendix. This discussion is applicable to riders issued between the dates set forth above as well as new riders that may be issued in states that have not approved a more current version of this rider or riders that may be issued in connection with applications signed prior to April 30, 2009.


Rider Charge. The maximum annual charge is 1.75% and the current annual charge is 0.80% of average daily Benefit Basis for the prior Contract Year.

                               *        *        *

EXAMPLES

                          10-YEAR BENEFIT PERIOD

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 electing the B-Share Option and an issue age of 65. This means the Benefit Basis is $100,000. All withdrawal figures shown indicate the total amount withdrawn from the Contract, and assume that no surrender charges apply. Any surrender charge will further reduce the Contract Value and result in additional adjustments to the Benefit Basis unless the Owner chooses to have those charges deducted from the amount received.

EXAMPLE 1 (ADDITIONAL PURCHASE PAYMENT WITHIN THE WINDOW PERIOD): The Owner makes an additional purchase payment of $50,000 within the window period. The Benefit Basis is $150,000, which is the prior Benefit Basis plus the additional purchase payment.

EXAMPLE 2 (WITHDRAWAL WHEN THE CONTRACT VALUE IS GREATER THAN THE BENEFIT BASIS): Starting with the Base Assumptions, the Owner withdraws $50,000, with Contract Value of $150,000 at the time of the withdrawal (no prior withdrawals have occurred).

    o  The adjustment to the Benefit Basis is $50,000 which is the greater of:
    o  The withdrawal of $50,000; or
    o The proportion of the Benefit Basis withdrawn of $33,333.33. This is calculated as (1) divided by (2) with the result multiplied by (3):
          1.  partial withdrawal amount: $50,000;
          2.  Contract Value immediately prior to the withdrawal: $150,000;
          3.  the Benefit Basis immediately prior to the withdrawal: $100,000.
    o So, the proportion of the Benefit Basis withdrawn: ($50,000 / $150,000) * $100,000 = $33,333.33.
    o Therefore, the Benefit Basis is adjusted to $50,000 ($100,000 prior basis less $50,000 adjustment calculated above).

EXAMPLE 3 (WITHDRAWAL WHEN THE CONTRACT VALUE IS LESS THAN THE BENEFIT BASIS):
Starting with the Base Assumptions, the Owner withdraws $50,000 with Contract Value of $80,000 at the time of the withdrawal (no prior withdrawals have occurred).

    o  The adjustment to the Benefit Basis is $62,500 which is the greater of:
    o  The prior Benefit Basis less the withdrawal of $50,000; or
    o The proportion of the Benefit Basis withdrawn of $62,500. This is calculated as (1) divided by (2) with the result multiplied by (3):
          1.  partial withdrawal amount: $50,000;
          2.  Contract Value immediately prior to the withdrawal: $80,000;
          3.  the Benefit Basis immediately prior to the withdrawal: $100,000.
    o So, the proportion of the Benefit Basis withdrawn: ($50,000 / $80,000) * $100,000 = $62,500.
    o Therefore, the Benefit Basis is adjusted to $37,500 ($100,000 prior basis less $62,500 adjustment calculated above).

EXAMPLE 4 (STEP UP THE BENEFIT BASIS): Starting with the Base Assumptions, on the 4th rider anniversary the Contract Value is $135,000.

    o  The existing Benefit Basis is $100,000.
    o The Owner chooses to step up the Benefit Basis to the Contract Value of $135,000.
    o The new Benefit Basis is $135,000 and the Contract Value will be guaranteed to be at least $135,000 on the 14th Contract Anniversary (10 years from the step up date).

    NOTE: If the Owner chooses to step up the Benefit Basis a new seven year Minimum Charge Period will begin starting on the date of the step up.
    NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.

EXAMPLE 5 (GUARANTEED MINIMUM ACCUMULATION BENEFIT MATURITY WHEN CONTACT VALUE IS LESS THAN THE BENEFIT BASIS - 10-YEAR PERIOD): Starting with the Base Assumptions, on the 10th rider anniversary the Contract Value is $75,000. Assuming that the Benefit Basis has never been stepped up and no withdrawals have been taken.

    o  The existing Benefit Basis is $100,000.
    o We will add $25,000 to the Contract to bring the total Contract Value equal to the Benefit Basis of $100,000.
    o The Guaranteed Minimum Accumulation Benefit then terminates with no additional value and all charges for the benefit cease.

EXAMPLE 6 (GUARANTEED MINIMUM ACCUMULATION BENEFIT MATURITY WHEN CONTACT VALUE IS GREATER THAN THE BENEFIT BASIS, AND THE OWNER ELECTS TO RECEIVE A REFUND OF THE CHARGES - 10-YEAR PERIOD): Starting with the Base Assumptions, on the 10th rider anniversary the Contract Value is $105,000. Assuming that the Benefit Basis has never been stepped up and no withdrawals have been taken.

    o  The existing Benefit Basis is $100,000.
    o We will add an amount equal to the total charges collected for the current 10-year benefit period to the Contract Value.
    o This will add $8,000 to the Contract - the $100,000 Benefit Basis times an 0.80% annual charge for the 10-year benefit period.
    o  So the Contract Value will be $113,000 after the refund of charges.
    o The Guaranteed Minimum Accumulation Benefit then terminates with no additional value and all charges for the benefit cease.

EXAMPLE 7 (GUARANTEED MINIMUM ACCUMULATION BENEFIT MATURITY WHEN CONTACT VALUE IS GREATER THAN THE BENEFIT BASIS, AND THE OWNER ELECTS TO RENEW FOR AN ADDITIONAL 10-YEAR PERIOD - 10-YEAR PERIOD): Starting with the Base Assumptions, on the 10th rider anniversary the Contract Value is $115,000. Assuming that the Benefit Basis has never been stepped up and no withdrawals have been taken.

    o  The existing Benefit Basis is $100,000.
    o  The rider will renew for an additional 10-year benefit period.
    o The new Benefit Basis is $115,000 and the Contract Value will be guaranteed to be at least $115,000 on the 20th Contract Anniversary (10 years from the renewal date).
    o  No charges will be refunded for the 10-year period that is expiring.
    NOTE: If the Owner chooses to renew the Benefit Basis a new seven-year Minimum Charge Period will begin starting on the date of the renewal.
    NOTE: Following renewal of the rider, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.

                                   APPENDIX K
 GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDERS GENERALLY ISSUED AFTER NOVEMBER
                         23, 2008 BUT BEFORE MAY 1, 2009
================================================================================

Guaranteed Minimum Accumulation Benefit riders issued after November 23, 2008 but before May 1, 2009 have the same features discussed in this Prospectus, except as described in this Appendix. This discussion is applicable to riders issued between the dates set forth above as well as new riders that may be issued in states that have not approved a more current version of this rider or riders that may be issued in connection with applications signed prior to May 1, 2009, except that the 7-year benefit period is no longer available in any state.

General. A 7-year benefit period was available. For the rider with the 7-year benefit period, if your Contract Value is greater than your Benefit Basis on the rider's expiration date, and you do not renew the benefit period or convert the rider to the Guaranteed Lifetime Withdrawal Benefit, there will be no increase to your Contract Value.

Benefit Basis. The Benefit Basis is the amount upon which your Guaranteed Minimum Accumulation Benefit is based.

Rider Charge. The maximum annual charge is 1.75% and the current annual charge is 0.65% of average daily Benefit Basis for the prior Contract Year. The 7-year benefit period charges will not be refunded.

                               *        *        *

EXAMPLES

                             10-YEAR BENEFIT PERIOD

EXAMPLE 6 (GUARANTEED MINIMUM ACCUMULATION BENEFIT MATURITY WHEN CONTACT VALUE IS GREATER THAN THE BENEFIT BASIS, AND THE OWNER ELECTS TO RECEIVE A REFUND OF THE CHARGES - 10-YEAR PERIOD): Starting with the Base Assumptions, on the 10th rider anniversary the Contract Value is $105,000. Assuming that the Benefit Basis has never been stepped up and no withdrawals have been taken.

    o  The existing Benefit Basis is $100,000.
    o We will add an amount equal to the total charges collected for the current 10-year benefit period to the Contract Value.
    o This will add $6,500 to the Contract - the $100,000 Benefit Basis times a 0.65% annual charge for the 10-year benefit period.
    o  So, the Contract Value will be $111,500 after the refund of charges.
    o The Guaranteed Minimum Accumulation Benefit then terminates with no additional value and all charges for the benefit cease.

                              7-YEAR BENEFIT PERIOD

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 electing the B-Share Option and an issue age of 65. This means the Benefit Basis is $100,000. All withdrawal figures shown indicate the total amount withdrawn from the Contract, and assume that no surrender charge applies. Any surrender charge will further reduce the Contract Value and result in additional adjustments to the Benefit Basis unless the Owner chooses to have those charges deducted from the amount they receive.

EXAMPLE 1 (ADDITIONAL PURCHASE PAYMENT WITHIN THE WINDOW PERIOD): The Owner makes an additional purchase payment of $50,000 within the window period. The Benefit Basis is $150,000, which is the prior Benefit Basis plus the additional purchase payment.

EXAMPLE 2 (WITHDRAWAL WHEN THE CONTRACT VALUE IS GREATER THAN THE BENEFIT BASIS): Starting with the Base Assumptions, the Owner withdraws $50,000, with Contract Value of $150,000 at the time of the withdrawal (no prior withdrawals have occurred).

    o  The adjustment to the Benefit Basis is $50,000 which is the greater of:
    o  The withdrawal of $50,000; or
    o The proportion of the Benefit Basis withdrawn of $33,333.33. This is calculated as (1) divided by (2) with the result multiplied by (3):
          1.  partial withdrawal amount: $50,000;
          2.  Contract Value immediately prior to the withdrawal: $150,000;
          3.  the Benefit Basis immediately prior to the withdrawal: $100,000.
    o So, the proportion of the Benefit Basis withdrawn: ($50,000 / $150,000) * $100,000 = $33,333.33.
    o Therefore, the Benefit Basis is adjusted to $50,000 ($100,000 prior basis less $50,000 adjustment calculated above).

EXAMPLE 3 (WITHDRAWAL WHEN THE CONTRACT VALUE IS LESS THAN THE BENEFIT BASIS):
Starting with the Base Assumptions, the Owner withdraws $50,000 with Contract Value of $80,000 at the time of the withdrawal (no prior withdrawals have occurred).

    o  The adjustment to the Benefit Basis is $62,500 which is the greater of:
    o  The prior Benefit Basis less the withdrawal of $50,000; or
    o The proportion of the Benefit Basis withdrawn of $62,500. This is calculated as (1) divided by (2) with the result multiplied by (3):
          1.  partial withdrawal amount: $50,000;
          2.  Contract Value immediately prior to the withdrawal: $80,000;
          3.  the Benefit Basis immediately prior to the withdrawal: $100,000.
    o So, the proportion of the Benefit Basis withdrawn: ($50,000 / $80,000) * $100,000 = $62,500.
    o Therefore, the Benefit Basis is adjusted to $37,500 ($100,000 prior basis less $62,500 adjustment calculated above).

EXAMPLE 4 (STEP UP THE BENEFIT BASIS): Starting with the Base Assumptions, on the 4th rider anniversary the Contract Value is $135,000.

    o  The existing Benefit Basis is $100,000.
    o The Owner chooses to step up the Benefit Basis to the Contract Value of $135,000.
    o The new Benefit Basis is $135,000 and the Contract Value will be guaranteed to be at least $135,000 on the 11th Contract Anniversary (seven years from the step up date).
    NOTE: Following your step-up election, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.

EXAMPLE 5 (GMAB MATURITY WHEN CONTACT VALUE IS LESS THAN THE BENEFIT BASIS - 7-YEAR PERIOD): Starting with the Base Assumptions, on the 7th rider anniversary the Contract Value is $75,000. Assuming that the Benefit Basis has never been stepped up and no withdrawals have been taken.

    o  The existing Benefit Basis is $100,000.
    o We will add $25,000 to the contract to bring the total Contract Value equal to the Benefit Basis of $100,000.
    o The Guaranteed Minimum Accumulation Benefit then terminates with no additional value and all charges for the benefit cease.

EXAMPLE 6 (GMAB MATURITY WHEN CONTACT VALUE IS GREATER THAN THE BENEFIT BASIS - 7-YEAR PERIOD): Starting with the Base Assumptions, on the 7th rider anniversary the Contract Value is $105,000. Assuming that the Benefit Basis has never been stepped up and no withdrawals have been taken.

    o  The existing Benefit Basis is $100,000.
    o Because the Contract Value is larger than the amount guaranteed by the Benefit Basis, no value is added to the Contract.
    o The Guaranteed Minimum Accumulation Benefit then terminates with no additional value and all charges for the benefit cease.

EXAMPLE 7 (GMAB MATURITY WHEN CONTACT VALUE IS GREATER THAN THE BENEFIT BASIS, AND THE OWNER ELECTS TO RENEW FOR AN ADDITIONAL 7-YEAR PERIOD - 7-YEAR PERIOD):
Starting with the Base Assumptions, on the 7th Contract anniversary the Contract Value is $115,000. Assuming that the Benefit Basis has never been stepped up and no withdrawals have been taken.

    o  The existing Benefit Basis is $100,000.
    o  The rider will renew for an additional 7-year benefit period.
    o The new Benefit Basis is $115,000 and the Contract Value will be guaranteed to be at least $115,000 on the 14th Contract Anniversary (seven years from the renewal date).
    NOTE: Following renewal of the rider, you may pay a new current charge, up to the maximum charge for your rider, which may be higher.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. All required financial statements are included in Part B of this registration statement.

(b)  Exhibits
       1.(A) Resolution of the board of directors of CUNA Mutual Insurance Society establishing CUNA Mutual Variable Annuity Account ("Registrant"). Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (B) Certified resolution of the board of directors of CUNA Mutual Insurance Society approving the merger between CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       2.       Not Applicable.

       3.(A) Amended and Restated Distribution Agreement Between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (B) Amended and Restated Servicing Agreement related to the Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference on initial registration statement to Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (C) Form of Selling and Services Agreement. Incorporated herein by reference to Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       4.(A)(i) Variable Annuity Contract. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

           (ii) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

          (iii) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File no. 333-116426) with the Commission on November 15, 2005.

           (iv) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment 9 to Form N-4 registration statement (File no. 333-116426) with the Commission on September 14, 2007.

            (v) Variable Annuity Contract. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (B)(i) Fixed Account Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

           (ii) Fixed Account Endorsement. Form 2006-VAFIXED. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

          (iii) Fixed Account Endorsement. Form No. 2006-VAFIXED. Incorporated herein by reference to initial registration statement to Form N-4 registration statement (File No. 333-148426) filed with the Commission on January 2, 2008.

         (C)(i) Loan Account Endorsement. Form No. 2004-VALOAN. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

           (ii) Loan Account Endorsement. Form No. 2004-VALOAN. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (D)(i) Additional Income Option Endorsement. Form No. 2004-VAIO. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

           (ii) Additional Income Option Endorsement. Form No. 2004-VAIO. Incorporated herein by reference on initial registration statement to Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (E)(i) 3% Annual Guarantee Death Benefit Rider. Form No. 2004-3AG-RV1. Incorporated herein by reference to pre-effective amendment 1 to Form N-4
                registration statement (File No. 333-116426) with the Commission on September 8, 2004.

           (ii) 3% Annual Guarantee Death Benefit Rider. Form No. 2004-3AG-RV1. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (F)(i) Earnings Enhanced Death Benefit Rider. Form No. 2004-EE-RVI. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

           (ii) Earnings Enhanced Death Benefit Rider. Form No. 2004-EE-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (G)(i) Maximum Anniversary Value Death Benefit Rider. Form No. 2004-MAV-RVI. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

           (ii) Maximum Anniversary Value Death Benefit Rider. Form No. 2004-MAV-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (H)(i) Change of Annuitant Endorsement. Form 2006-COA. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

           (ii) Change of Annuitant Endorsement. Form 2006-COA. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (I)(i) Income Payment Endorsement. Form No. 2004-IPI. Incorporated herein by reference to post-effective amendment 2 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 28, 2005.

           (ii) Income Payment Endorsement. Form No. 2004-IPI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (J)(i) Guaranteed Minimum Withdrawal Benefit Rider. Form No. 2006-GMWB-RV1. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File No. 333-116426) with the Commission on November 15, 2005.

           (ii) Guaranteed Minimum Withdrawal Benefit Rider. Form No. 2006-GMWB-RV1. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

          (iii) Guaranteed Minimum Withdrawal Benefit Rider. Form No. 2007-GMWB. Incorporated herein by reference to post-effective amendment 9 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

           (iv) Guaranteed Minimum Withdrawal Benefit Rider. Form No. 2007-GMWB. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (K)(i) Guaranteed Minimum Accumulation Benefit Rider. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File No. 333-116426) with the Commission on November 15, 2005.

           (ii) Guaranteed Minimum Accumulation Benefit Rider. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

          (iii) Guaranteed Minimum Accumulation Benefit Rider. Form No. 2006-GMAB-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

           (iv) Guaranteed Minimum Accumulation Benefit Rider with 7-Year Benefit Period. Form No. 2008-GMAB-7. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

            (v) Guaranteed Minimum Accumulation Benefit Rider with 10-Year Benefit Period. Form No. 2008-GMAB-10. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (L)(i) Spouse Beneficiary Death Benefit Rider. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

           (ii)      Spouse Beneficiary Death Benefit Rider. Form No.
                     2006-SPDB-RVI.

                     Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (M)(i) Guaranteed Minimum Withdrawal Benefit Rider with Maximum Anniversary Value Death Benefit. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

           (ii) Guaranteed Minimum Withdrawal Benefit Rider with Maximum Anniversary Value Death Benefit. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (N)(i) Guaranteed Minimum Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

           (ii) Guaranteed Minimum Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (O)(i) Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

           (ii) Purchase Payment Credit Benefit Endorsement. Form No. 2007-PPC. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

          (iii) Purchase Payment Credit Benefit Endorsement. Form No. 2009-PPC. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (P)(i) Spousal Continuation Endorsement. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

           (ii) Spousal Continuation Endorsement. Form No. 2006-SPContinue. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (Q)(i) Change of Annuitant Endorsement. Incorporated herein by reference to post-effective amendment 8 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 27, 2007.

           (ii) Change of Annuitant Endorsement. Form No. 2006-COA. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (R)(i) Roth IRA Endorsement. Incorporated herein by reference to post-effective amendment 8 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 27, 2007.

           (ii) Roth IRA Endorsement. Form No. 2006-VA-Roth. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (S)(i) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit - Data Page. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

           (ii) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit - Data Page, Form DP-2007-VA-PPC. Incorporated herein by reference to initial registration statement Form N-4 (File no. 333-148426) filed with the Commission on January 2, 2008.

         (T)(i) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

           (ii) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (U)(i) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Form No. 2008-ILGLWB-MG. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

           (ii) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2008-ILGLWB. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

          (iii) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2009-ILGLWB. Form N-4 post-effective post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

           (iv) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Form No. 2009-ILGLWB-MG. Incorporated herein by reference to Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (V)(i) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2008-INGLWB. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

           (ii) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Form No. 2008-INGLWB-MG. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

          (iii) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2009-INGLWB. Incorporated herein by reference to Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

           (iv) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Benefit. Form No. 2009-INGLWB-MG. Incorporated herein by reference to Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       5.(A)(i) Variable Annuity Application. Incorporated herein by reference to Form N-4 post-effective amendment no. 2 (File No. 333-148426) filed with the Commission on August 25, 2008.

           (ii) Variable Annuity Application. Incorporated herein by reference to Form N-4 post-effective amendment no. 4
                     (File No. 333-148426) filed with the Commission on November 24, 2008.

          (iii) Variable Annuity Application. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       6.(A) Certificate of Existence of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (B) Amended and Restated Articles of Incorporation of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

         (C) Amended and Restated Bylaws of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

       7.       Not Applicable.

       8.(A)(i) Amended and Restated Fund Participation Agreement between Ultra
                Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on July 10, 2009.

           (ii) Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

          (iii) Amendment to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated September 8, 2009. Filed herewith.

         (B)(i) Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and the CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

           (ii) Participation Agreement Amendment 1, between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and the CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

          (iii) Selling Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File no. 333-148426) filed with the Commission on April 25, 2008.

           (iv) Services Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

         (C)(i) Participation Agreement between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated October 1, 2002. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

           (ii) Amendment No. 1 between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., effective May 1, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File no. 333-148422) filed with the Commission on April 25, 2008.

          (iii) Amendment No. 2 to the Participation Agreement between AIM Investments and the CUNA Mutual Insurance Society dated March 19, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

           (iv) Distribution Agreement between CUNA Brokerage Services, Inc., and Invesco Aim Distributors, Inc., dated April 9, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

            (v) Rule 22c-2 Shareholder Information Agreement between AIM Investment Services, Inc. and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (D)(i) Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and the CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

           (ii) Amendment to Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and the CUNA Mutual Insurance Society dated June 15, 2008. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (E)(i) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, dated February 20, 1997. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

           (ii) Amendment No. 1 between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, effective September 21, 1999. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File no. 333-148422) filed with the Commission on April 25, 2008.

          (iii) Amendment No. 2 to the Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company, effective October 1, 2002. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

           (iv) Amendment No. 3 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Panorama Series Fund, Inc. and CUNA Mutual Life Insurance Company, effective July 31, 2005. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

            (v) Fourth Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Insurance Society Company, effective December 31, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

           (vi) Fifth Amendment to Participation Agreement between OppenheimerFunds, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          (vii) Sixth Amendment to Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective July 8, 2008. Incorporated herein by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (viii) Shareholder Information Agreement between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and CUNA Brokerage Services, Inc. effective September 25, 2006. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (F)(i) Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 1, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4
                (File No. 333-148422) filed with the Commission on April 25,
                2008.

           (ii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 3, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (iii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated June 5, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

           (iv) Amendment No. 3 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc., effective December 31, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

            (v) Amendment No. 4 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust,

                     Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

           (vi) Rule 22c-2 Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and CUNA Mutual Life Insurance Company dated April 16, 2007. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (G) Administrative Services Agreement between CUNA Mutual Life Insurance Society and AIM Advisors, Inc. dated October 1, 2002. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (H)(i) Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated March 31, 2008. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

           (ii) Amendment No. 1 to Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated September 10, 2008. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (I)(i) Administrative Services Letter Agreement between Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management and CUNA Mutual Insurance Society dated January 1, 2009. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

           (ii) Shareholder Services Agreement between Van Kampen Funds, Inc., and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (J) Services Agreement between Pacific Investment Management Company LLC ("PIMCO") and CUNA Mutual Insurance Society effective May 1, 2008. Form N-4 post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (K) Services Letter Agreement between CUNA Mutual Insurance Society and Mosaic Funds Distributor, LLC dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on July 10, 2009.

       9. Opinion and Counsel from Pamela M. Krill, Esquire. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

       10.      i)   Deloitte & Touche LLP Consent. Filed herewith.
                ii)  KPMG LLP Consent. Filed herewith.
                iii) Ernst & Young LLP Consent. Filed herewith.

       11.      Not applicable.

       12.      Not applicable.

       13.      Powers of Attorney. Filed herewith.
           A.        Power Attorney (Eldon R. Arnold).
           B.        Power Attorney (Loretta M. Burd).
           C.        Power Attorney (William B. Eckhardt).
           D.        Power Attorney (Joseph J. Gasper, Jr.).
           E.        Power Attorney (Bert J. Hash, Jr.).
           F.        Power Attorney (Robert J. Marzec).
           G.        Power Attorney (Victoria W. Miller).
           H.        Power Attorney (C. Alan Peppers).
           I.        Power Attorney (Jeff Post).
           J.        Power Attorney (Randy M. Smith).
           K.        Power Attorney (Farouk D.G. Wang).
           L.        Power Attorney (Larry T. Wilson).
           M.        Power Attorney (James W. Zilinski).

        ITEM 25. DIRECTORS AND OFFICERS OF CUNA MUTUAL INSURANCE SOCIETY

NAME AND PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------         ------------------------------------

Eldon R. Arnold                            Director
5401 West Dirksen Pkwy
Peoria, IL 61607

Loretta M. Burd                            Director
1430 National Road
Columbus, IN 47201

William B. Eckhardt                        Director
4000 Credit Union Drive, #600
Anchorage, AK 99503

Joseph J. Gasper, Jr.                      Director & Vice Chairman of the Board
5525 Parkcenter Circle
Dublin, OH 73017

Bert J. Hash, Jr.                          Director
7 East Redwood Street, 17th Floor
Baltimore, MD 21202

Robert J. Marzec                           Director
Retired

Victoria W. Miller                         Director
One CNN Center
Atlanta, GA 30303

C. Alan Peppers                            Director & Chairman of the Board
3700 East Alameda Avenue
Denver, CO 80209

Jeff Post                                  Director
5910 Mineral Point Road
Madison, WI 53705

Randy M. Smith                             Director
1 Randolph Brooks Parkway
Live Oak, TX 78223

Farouk D.G. Wang                           Director
2525 Maile Way
Honolulu, HI 96822

Larry T. Wilson                            Director
1000 Saint Albans Drive
Raleigh, NC 27609

James W. Zilinski                          Director
700 South Street
Pittsfield, MA 01201

EXECUTIVE OFFICERS
David P. Marks*                            CUNA Mutual Insurance Society
                                           Executive Vice President and Chief
                                           Investment Officer

Gerald Pavelich*                           CUNA Mutual Insurance Society
                                           Executive Vice President and Chief
                                           Finance Officer

Andy Napoli*                               CUNA Mutual Insurance Society
                                           Executive Vice President and Chief
                                           Administration Officer

Jeff Post*                                 CUNA Mutual Insurance Society
                                           President and Chief Executive Officer

Robert N. Trunzo*                          CUNA Mutual Insurance Society
                                           Executive Vice President and Chief
                                           Operating Officer

* Principal place of business is 5910 Mineral Point Road, Madison, WI 53705.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of CUNA Mutual Insurance Society and is therefore owned and controlled by the CUNA Mutual Insurance Society. The CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the CUNA Mutual Insurance Society and may be considered to be under common control with the registrant or the CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                          CUNA Mutual Insurance Society
                     Organizational Chart As Of July 1, 2009

CUNA MUTUAL INSURANCE SOCIETY
STATE OF DOMICILE: IOWA

CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR INDIRECTLY, IS THE CONTROLLING COMPANY OF THE FOLLOWING WHOLLY-OWNED SUBSIDIARIES:

1.   CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

     CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

     a.  CUMIS Insurance Society, Inc.
         State of domicile: Iowa

         CUMIS Insurance Society, Inc. is the owner of the following subsidiary:

         (1)  CUMIS Specialty Insurance Company, Inc.
              State of domicile: Iowa

         (2)  CPI Holding Company, Inc.
              State of domicile: Kansas

              (i) CPI Qualified Plan Consultants, Inc.
                  State of domicile: Delaware

     b.  CUNA Brokerage Services, Inc.
         State of domicile: Wisconsin

     c.  CUNA Mutual General Agency of Texas, Inc.
         State of domicile: Texas

     d.  MEMBERS Life Insurance Company
         State of domicile: Iowa

     e.  International Commons, Inc.
         State of domicile: Wisconsin

     f.  CUNA Mutual Insurance Agency, Inc.
         State of domicile: Wisconsin

     g.  Stewart Associates Incorporated
         State of domicile: Wisconsin

     h.  CUNA Mutual Business Services, Inc.
         State of domicile: Wisconsin

     i.  Lending Call Center Services, LLC
         State of domicile: Delaware

     j.  MEMBERS Capital Advisors, Inc.
         State of domicile: Iowa
         MEMBERS Capital Advisors, Inc. is the investment adviser to Registrant

     k.  CMG Co-Investment Fund GP, Inc., General Partner
         State of domicile: Delaware

     l.  CMG Student Lending Services, LLC
         State of domicile: Delaware

2.   CUNA Caribbean Insurance Society Limited
     Country of domicile: Trinidad and Tobago

     CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

     a.  CUNA Caribbean Insurance Services Limited
         Country of domicile: Trinidad and Tobago

3.   CUNA Mutual Australia Holding Company Pty. Ltd.
     Country of domicile: Australia

     CUNA Mutual Australia Holding Company Pty. Ltd. is the owner of the following subsidiaries:

     a. CUNA Mutual Life Australia, Limited
        Country of domicile: Australia

     b. CUNA Mutual Australia, Ltd.
        Country of domicile: Australia

     CUNA Mutual Australia Ltd. is the owner of the following subsidiaries:

        (1) CUNA Mutual Insurance Brokers Pty Ltd.
            Country of domicile: Australia

        (2) CUNA Mutual Technology Services Australia Pty Ltd.
            Country of domicile: Australia

        (3) CUNA Mutual Underwriting [Agencies] Pty Ltd.
            Country of domicile: Australia

4.   CUNA Mutual Group Holdings Europe, Ltd.
     Country of domicile: Ireland

     CUNA Mutual Group Holdings Europe, Ltd. is the owner of the following subsidiaries:

     a.   CUNA Mutual Group Services (Ireland) Limited
          Country of domicile: Ireland

     b.   CUNA Mutual Life Assurance (Europe), Limited
          Country of domicile: Ireland

     c.   CUNA Mutual Insurance (Europe) Limited
          (was CUNA Mutual General Risk Services (Ireland) Limited) Country of domicile: Ireland

     d.   CUNA Mutual Group, Limited
          Country of domicile: United Kingdom

5.   CUMIS Bermuda Limited
     Country of domicile: Bermuda

6.   6834 Hollywood Boulevard, LLC
     State of domicile: Delaware

7.   CMIA Wisconsin, Inc.
     State of domicile: Wisconsin

     CMIA Wisconsin, Inc. is the owner of the following subsidiary:

     a.   League Insurance Agency, Inc.
          State of domicile: Connecticut

          League Insurance Agency, Inc. is the owner of the following subsidiary:

          (1) Member Protection Insurance Plans, Inc.
              State of domicile: Connecticut

CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR THROUGH A WHOLLY-OWNED SUBSIDIARY, HAS A PARTIAL OWNERSHIP INTEREST IN THE FOLLOWING:

1.   The CUMIS Group Limited
     87.4% ownership by CUNA Mutual Insurance Society
     Country of domicile: Canada

     The CUMIS Group Limited is the owner of the following subsidiaries:

     a.   CUMIS Life Insurance Company
          Country of domicile: Canada

     b.   CUMIS General Insurance Company
          Country of domicile: Canada

     The CUMIS Group Limited is the 50% owner of the following companies:

     a.   Credential Financial, Inc.
          Country of domicile: Canada

     b.   CUIS Brokerage Services Limited
          Country of domicile: Canada

          (1) WESTCU Insurance Services Limited
              Country of domicile: Canada

          (2) North Shore Insurance Services Ltd.
              Country of domicile: Canada

          (3) Integris Insurance Services Ltd.
              Country of domicile: British Columbia

          (4) Interior Savings Insurance Services, Inc.
              Country of domicile: Canada

          (5) Valley First Insurance Services Ltd.
              Country of domicile: Canada

          (6) Coastal Community Insurance Agencies Ltd.
              Country of domicile: British Columbia

2.   Lenders Protection, LLC
     50% ownership by CUNA Mutual Insurance Society
     State of domicile: Delaware

3.   MEMBERS Development Company, LLC
     49% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

     MEMBERS Development Company, LLC, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

     a.   Brightleaf Financial Network, LLC
          State of domicile: Wisconsin

     b.   Procura, LLC
          State of domicile: California

4.   MEMBERS Trust Company
     16.4% ownership by CUNA Mutual Insurance Society
     State of domicile: Florida

5.   CMG Mortgage Insurance Company
     50% ownership by CUNA Mutual Insurance Society
     State of domicile: Wisconsin

6.   CMG Mortgage Assurance Company
     50% ownership by CUNA Mutual Insurance Society
     State of domicile: Wisconsin

     (i)  CMG Mortgage Reinsurance Company
          100% CMG Mortgage Assurance Company
          State of domicile: Wisconsin

8.   Credit Union Service Corporation
     2.26% ownership by CUNA Mutual Investment Corporation
     State of domicile: Georgia

9.   CUNA Strategic Services, Inc.
     0.13% ownership by CUNA Mutual Insurance Society
     State of domicile: Wisconsin

10.  Producers Ag Insurance Group, Inc.
     22% ownership by CUNA Mutual Investment Corporation
     State of domicile: Delaware

11.  Credit Union Acceptance Company, LLC
     9.56% ownership by CUNA Mutual Insurance Society
     State of domicile: Texas

12.  CM CUSO Limited Partnership
     General partner: CUMIS Insurance Society, Inc.
     State of domicile: Washington

13.  CMG Servicious de Mexico, S. de R. L. de C.V.
     Country of domicile: Mexico

14.  CU Village.com, Inc.
     1.08% ownership by CUNA Mutual Investment Corporation
     State of domicile: Michigan

15.  CU Direct Corporation
     State of domicile: Nevada

16.  Iowa Business Growth Company
     State of domicile: Iowa

17.  HRN Management Group, Incorporated
     State of domicile: Michigan

Joint Venture Agreements:
1.   Madison Asset Management, LLC
     Members: Madison Investment Advisors, Inc. and CUNA Mutual Insurance
     Society
     State of domicile: Wisconsin

ITEM 27. NUMBER OF CONTRACTOWNERS

     As of August 12, 2009 there were 2,673 non-qualified contracts outstanding and 5,466 qualified contracts outstanding.

ITEM 28. INDEMNIFICATION.

     Section 10 of the Amended and Restated Bylaws of CUNA Mutual Insurance Society and Article XI of CUNA Mutual Insurance Society Amended and Restated Articles of Incorporation together provide for indemnification of officers or directors of CUNA Mutual Insurance Society against claims and liabilities the officers or directors become subject to by reason of having served as officer or director of CUNA Mutual Insurance Society or any subsidiary or affiliate company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such person in the line of duty as director or officer, except liability arising out of the officers' or directors' willful misconduct.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) CUNA Brokerage Services, Inc. is the principal underwriter for the Registrant as well as for the CUNA Mutual Variable Life Insurance Account.

     (b) Officers and Directors of CUNA Brokerage Services, Inc.

     NAME AND PRINCIPAL       POSITIONS AND OFFICE WITH UNDERWRITER
     BUSINESS ADDRESS
     Kevin R. Cummer**        Secretary & Treasurer

     Steve H. Dowden*         President/CEO and Director

     Timothy Halevan**        Vice President, Chief Compliance Officer

     Ross D. Hansen*          Vice President, Associate General Counsel

     Tracy K. Lien*           Assistant Secretary

     James H. Metz*           Chairman and Director

     Mark T. Warshauer*       Director

 *The principal business address of these persons is: 5910 Mineral Point Road,
  Madison, Wisconsin 53705.
**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

     (c) CUNA Brokerage Services, Inc. is the only principal underwriter. The Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. and the Related Servicing Agreement between the CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. specify the services provided by each party. Those contracts will have been filed as exhibits under Item 24(b)(3) on or before the date of effectiveness of the registration statement covering the contracts described herein. The CUNA Mutual Insurance Society intends to pay a dealer concession of approximately 7.25 percent, as will be more fully described in Schedule A of the Servicing Agreement.

--------------------------------------------------------------------------------
         (1)                (2)            (3)           (4)            (5)
   Name of Principal        Net       Compensation    Brokerage     Compensation
     Underwriter       Underwriting   on Redemption  Commissions
                       Discounts and
                       Commissions
--------------------------------------------------------------------------------
CUNA Brokerage          $12,417,763*        0        $11,051,809*    $1,365,954*
Services, Inc.
--------------------------------------------------------------------------------

*Information as of December 31, 2008.

ITEM 30. LOCATION BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the CUNA Mutual Insurance Society at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Insurance Society, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31. MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

     (b) The Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to CUNA Mutual Insurance Society for a statement of additional information.

     (c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to CUNA Mutual Insurance Society at the address or phone number listed in the Prospectus.

     (d) CUNA Mutual Insurance Society represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

     (e) CUNA Mutual Insurance Society represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Insurance Society.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed in its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin as of 16 day of October, 2009.

                               CUNA MUTUAL VARIABLE ANNUITY ACCOUNT (REGISTRANT)

                         By:   /s/ Jeff Post
                              --------------------------------------------------
                               Jeff Post
                               President and Chief Executive Officer

                               CUNA MUTUAL INSURANCE SOCIETY (DEPOSITOR)

                         By:   /s/ Jeff Post
                              --------------------------------------------------
                               Jeff Post
                               President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and as of the dates indicated.

SIGNATURE AND TITLE                                         DATE

By: /s/ Andrew Michie                                       October 16, 2009
    ---------------------------------------------------
    Andrew Michie
    VP - Corporate Controller

By: /s/ Gerald Pavelich                                     October 16, 2009
    ---------------------------------------------------
    Gerald Pavelich
    Chief Financial Officer

By: /s/ Jeff Post                                           October 16, 2009
    ---------------------------------------------------
    Jeff Post
    Director, President and Chief Executive Officer

By: *                                                        October 16, 2009
    ---------------------------------------------------
    Eldon R. Arnold
    Director

By: *                                                        October 16, 2009
    ---------------------------------------------------
    Loretta M. Burd
    Director

By: *                                                        October 16, 2009
    ---------------------------------------------------
    William B. Eckhardt
    Director

By: *                                                        October 16, 2009
    ---------------------------------------------------
    Joseph J. Gasper
    Director and Vice Chairman of the Board

By: *                                                        October 16, 2009
    ---------------------------------------------------
    Bert J. Hash, Jr.
    Director

By: *                                                        October 16, 2009
    ---------------------------------------------------
    Robert J. Marzec
    Director

By: *                                                        October 16, 2009
    ---------------------------------------------------
    Victoria W. Miller
    Director

By: *                                                        October 16, 2009
    ---------------------------------------------------
    C. Alan Peppers
    Director and Chairman of the Board

By: *                                                        October 16, 2009
    ---------------------------------------------------
    Jeff Post
    Director and CEO/President

By: *                                                        October 16, 2009
    ---------------------------------------------------
    Randy M. Smith
    Director

By: *                                                        October 16, 2009
    ---------------------------------------------------
    Farouk D.G. Wang
    Director

By: *                                                        October 16, 2009
    ---------------------------------------------------
    Larry T. Wilson
    Director

By: *                                                        October 16, 2009
    ---------------------------------------------------
    James W. Zilinski
    Director

*Signed pursuant to Power of Attorney dated August 13, 2009, filed electronically with the Registration Statement on October 16, 2009.

By: /s/ Kerry A. Jung
    ---------------------------------------------------
    Kerry A. Jung
    Lead Attorney

                                     EXHIBIT INDEX

8.(A)(iii)  Amendment to Amended and Restated Fund Participation Agreement
            between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated September 8, 2009.

10.         i)   Deloitte & Touche LLP Consent.
            ii)  KPMG LLP Consent.
            iii) Ernst & Young LLP Consent.

13.         Powers of Attorney.